As filed with the Securities and Exchange Commission on April
26, 2001
Registration Nos. 002-25890
811-01464

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

POST-EFFECTIVE AMENDMENT NO. 66
To The
REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933
and
AMENDMENT NO. 46
under
THE INVESTMENT COMPANY ACT OF 1940

SMITH BARNEY FUNDS, INC.
(Exact name of Registrant as specified in Charter)


7 World Trade Center, New York, New York 10048
(Address of principal executive offices)

(212) 783-0693
(Registrant's telephone number)


Christina T. Sydor,Esq.
Secretary
Smith Barney Funds, Inc.

7 World Trade Center, New York, New York 10004
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2001 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on April 30, 2001 pursuant to paragraph (a)(i) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ]	this post effective amendment designates a new effective date for a previously filed post effective amendment.





SMITH BARNEY FUNDS, INC.

LARGE CAP VALUE FUND
U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM HIGH GRADE BOND FUND


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and
Documents:

Front Cover

Contents Page

Part A   Prospectus

Part B   Statement of Additional Information

Part C   Other Information

Signature Page

Exhibits


Part A
PROSPECTUS

                                  PROSPECTUS



            -------------------------------------------------------

                               SMITH BARNEY

                           LARGE CAP VALUE FUND


            -------------------------------------------------------
       Class A, B, L and Y Shares

       April 30, 2001



       The fund is a separate series of Smith Barney Funds, Inc., a Maryland corporation.

       The Securities and Exchange Commission has not approved the fund's shares as an investment or determind whether this prospectus is accurate or complete. Any statement to the contrary is a crime.




                              [LOGO] Smith Barney

                                     Mutual Funds

                Your Serious Money. Professionally Managed./SM/

           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Smith Barney Large Cap Value Fund

                 Contents

               Investments, risks and performance...........  2

               More on the fund's investments...............  7

               Management...................................  8

               Choosing a class of shares to buy............  9

               Comparing the fund's classes................. 11

               Sales charges................................ 12

               More about deferred sales charges............ 15

               Buying shares................................ 16

               Exchanging shares............................ 17

               Redeeming shares............................. 19

               Other things to know about share transactions 21

               Dividends, distributions and taxes.......... 23

               Share price.................................. 24

               Financial highlights......................... 25



The fund is a series of Smith Barney Funds, Inc., a Maryland corporation

                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
Current income and long-term growth of income and capital.

Principal investment strategies

Key investments The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.

Selection process The manager employs a two-step stock selection process in its search for undervalued stocks of established, well recognized but temporarily out of favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings.

In selecting individual companies for investment, the manager looks for:

[_] Low market valuations measured by the manager's valuation models

[_] Above average dividend paying ability and established dividend records
[_] Positive changes in earnings prospects because of factors such as:

[_] New management
[_] Effective research, product development and marketing
[_] A business strategy not yet recognized by the marketplace
[_] Regulatory changes favoring the company

[_] High return on invested capital and strong cash flow
[_] Liquidity


Large Cap Value Fund

Principal risks of investing in the fund
Investing in large capitalization value securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_] The U.S. stock market declines
[_] Value stocks or larger capitalization stocks are temporarily out of favor.
[_] The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
[_] An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

Who may want to invest The fund may be an appropriate investment if you:

[_] Are seeking to participate in the long-term growth potential of the U.S.
    stock market
[_] Are looking for an investment with potentially greater return but higher risk than fixed income investments
[_] Are willing to accept the risks of the stock market


                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares had different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares


                                    [CHART]



                        Calendar years ended December 31



                                   91  26.57%

                                   92   7.23%

                                   93  16.38%

                                   94  -4.31%

                                   95  33.05%

                                   96  16.06%

                                   97  27.86%

                                   98  14.61%

                                   99  -0.91%

                                   00  12.92%



Quarterly returns:
Highest: 15.25% in 2nd quarter 1997; Lowest: (11.76)% in 3rd quarter 1998

Large Cap Value Fund

Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Russell 1000 Large Cap Value Index, a broad-based unmanaged index of those companies from among the 1000 largest publicly held companies which exhibit above average value characteristics.

                         Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

                                                   Since   Inception
           Class         1 year 5 years 10 years Inception   Date

           A             12.92%  13.73%   14.36%    n/a      5/18/67

           B             12.01%  12.85%   n/a       15.20%   11/7/94

           L             12.08%  12.86%   n/a       12.92%   12/2/92

           Y             13.30%   n/a     n/a       13.69%  02/06/96

           S&P 500 Index -9.10%  18.33%   17.44%    n/a        *

           Russell Index  7.01%  16.91%   17.37%    n/a


*Index comparison begins on 01/01/91.

                                                       Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

   (fees paid directly from your investment) Class A Class B Class L Class Y

   Maximum sales charge (load)
   imposed -on purchases (as a % of
   offering price)                            5.00%     None   1.00%    None

   Maximum deferred sales charge
   (load) (as a % of the lower of net asset
   value at purchase or redemption)            None*   5.00%   1.00%    None


                        Annual fund operating expenses

(Expenses deducted from fund assets)

Management fee                        0.55% 0.55% 0.55% 0.55%

Distribution and service (12b-1) fees 0.25% 1.00% 1.00%  None

Other expenses                        0.10% 0.13% 0.12% 0.02%

                                      ----- ----- ----- -----
Total annual fund operating expenses  0.90% 1.68% 1.67% 0.57%


* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge
[_] The fund's operating expenses remain the same

                      Number of years you own your shares

                                           1 year 3 years 5 years 10 years

     Class A (with or without redemption)    $587    $773  $  974   $1,552

     Class B (redemption at end of period)   $671    $830  $1,013   $1,779

     Class B (no redemption)                 $171    $530  $  913   $1,779

     Class L (redemption at end of period)   $368    $621  $  998   $2,056

     Class L (no redemption)                 $268    $621  $  998   $2,056

     Class Y (with or without redemption)    $ 58    $183  $  318   $  714



Large Cap Value Fund

  More on the fund's investments

Other investments While the fund intends to be substantially fully invested in equity securities of companies with total market capitalizations of at least $5 billion at the time of investment, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest. The fund may also invest up to 10% of its net assets in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. The fund's investments in ADRs involve greater risk than investments in securities of U.S. issuers.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                                                       Smith Barney Mutual Funds

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC, ("Smith Barney Fund Management") formerly known as SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Giri Bogavelli, CFA, and a team of equity portfolio managers are responsible for the day to day management of the fund. Mr. Bogavelli is a Vice President of Smith Barney Fund Management, and Managing Director of the Smith Barney
Capital Management Division of Salomon Smith Barney Inc. He had been Assistant Director of Research at Citibank Global Asset Management, a division of Citibank, N.A. Prior to that, he was Director of Research and Senior Portfolio Manager at Spare, Kaplan, Bischel & Associates. Mr. Bogavelli has 12 years of securities business experience.


Management fees During the fiscal year ended December 31, 2000, the manager received an advisory fee equal to 0.55% of the fund's average daily net assets.



Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. Smith Barney Fund Management or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

Large Cap Value Fund

  Choosing a class of shares to buy


You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[_] If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
[_] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
[_] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


[_] A broker/dealer, financial intermediary financial institution or a distributor's financial consultants (each called a ("Service Agent")

[_] The fund, but only if you are investing through certain qualified plans or Service Agents



All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

                                                       Smith Barney Mutual Funds

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                        Initial           Additional

                              Classes A, B, L   Class Y   All Classes

General                           $1,000      $15 million     $50

Individual Retirement
Accounts, Self Employed
Retirement Plans, Uniform
Gift to Minor Accounts             $250       $15 million     $50

Qualified Retirement Plans*         $25       $15 million     $25

Simple IRAs                         $1            n/a         $1

Monthly Systematic Investment
Plans                               $25           n/a         $25

Quarterly Systematic
Investment Plans                    $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Large Cap Value Fund

  Comparing the fund's classes


Your Service Agent can help you decide which class meets your goals. Your Service Agent may receive different compensation depending upon which class you choose.

                    Class A          Class B        Class L         Class Y

 Key features   .Initial sales   .No initial     .Initial sales .No initial or
                 charge           sales charge    charge is      deferred
                .You may         .Deferred        lower than     sales charge
                 qualify for      sales charge    Class A       .Must invest at
                 reduction or     declines over  .Deferred       least $15
                 waiver of ini-   time            sales charge   million
                 tial sales      .Converts to     for only      .Lower
                 charge           Class A after   1 year         annual
                .Lower            8 years        .Does not       expenses
                 annual ex-      .Higher          convert to     than the
                 penses than      annual          Class A        other classes
                 Class B and      expenses       .Higher
                 Class L          than Class A    annual
                                                  expenses
                                                  than Class A

 ------------------------------------------------------------------------------
 Initial sales  Up to 5.00%;     None            1.00%          None
 charge         reduced for
                large purchases
                and waived for
                certain
                investors. No
                charge for
                purchases of
                $1,000,000 or
                more

 ------------------------------------------------------------------------------
 Deferred sales 1.00% on         Up to 5.00%     1.00% if you   None
 charge         purchases of     charged when    redeem within
                $1,000,000 or    you redeem      1 year of
                more if you      shares. The     purchase
                redeem within    charge is
                1 year of        reduced over
                purchase         time and there
                                 is no deferred
                                 sales charge
                                 after 6 years

 ------------------------------------------------------------------------------
 Annual         0.25% of         1.00% of        1.00% of       None
 distribution   average daily    average daily   average daily
 and service    net assets       net assets      net assets
 fees

 ------------------------------------------------------------------------------
 Exchange       Class A shares   Class B shares  Class L shares Class Y shares
 privilege*     of most Smith    of most Smith   of most Smith  of most Smith
                Barney funds     Barney funds    Barney funds   Barney funds

 ------------------------------------------------------------------------------

*Ask your Service Agent for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                             Sales Charge as a % of

                                                            Broker/Dealer
                                                            Commissions as a
                                     Offering  Net amount   % of
   Amount of purchase                price (%) invested (%) offering price

   Less than $25,000                      5.00         5.26            4.50

   $25,000 but less than $50,000          4.25         4.44            3.83

   $50,000 but less than $100,000         3.75         3.90            3.38

   $100,000 but less than $250,000        3.25         3.36            2.93

   $250,000 but less than $500,000        2.75         2.83            2.48

   $500,000 but less than $1,000,000      2.00         2.04            1.80

   $1,000,000 or more                      -0-          -0- up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.


Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Large Cap Value Fund

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

[_] Accumulation privilege - lets you combine the current value of Class A shares owned

[_] by you, or

[_] by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

[_] Letter of intent - lets you purchase Class A shares of the fund and other
    Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


[_] Employees of NASD members.

[_] Investors participating in a fee-based program sponsored by certain broker/dealers affiliated with Citigroup

[_] Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified


If you want to learn about the additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


                                                       Smith Barney Mutual Funds

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                       6th through
             Year after purchase   1st 2nd 3rd 4th 5th     8th

             Deferred sales charge  5%  4%  3%  2%  1%     0%



Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as -follows:

                               Shares issued:      Shares issued:
                               On reinvestment of  Upon exchange from
         Shares issued:        dividends and       another Smith Barney
         At initial purchase   distributions       fund

         Eight years after the In same proportion  On the date the
         date of purchase      as the number of    shares originally
                               Class B shares con- acquired would have
                               verting is to total converted into
                               Class B shares you  Class A shares
                               own (excluding
                               shares issued as
                               dividends)


Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.


Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Large Cap Value Fund

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

  More about deferred sales charges


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[_] Shares exchanged for shares of another Smith Barney fund
[_] Shares representing reinvested distributions and dividends
[_] Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.


The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

[_] On payments made through certain systematic withdrawal plans
[_] On certain distributions from a retirement plan
[_] For involuntary redemptions of small account balances
[_] For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

  Buying shares

       Through a You should contact your Service Agent to open a bro-
   Service Agent kerage account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected

                 [_]Class of shares being bought
                 [_]Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.

--------------------------------------------------------------------------
Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to
                 buy shares directly from the fund.

                 [_]Write the fund at the following address:
                     Large Cap Value Fund
                     Smith Barney Funds, Inc.
                     (Specify class of shares)
                     c/o PFPC Global Fund Services
                     P.O. Box 9699
                     Providence, RI 02940-9699
                 [_]Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account
                    application.
                 [_]For more information, call the transfer agent at
                    1-800-451-2010.

--------------------------------------------------------------------------

Large Cap Value Fund

          Through a You may authorize your Service Agent or the sub-systematic transfer agent to transfer funds automatically from (i)
    investment plan a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) -certain money market funds, in order to buy shares on a regular basis.

                    [_]Amounts transferred should be at least: $25
                       monthly or $50 quarterly.
                    [_]If you do not have sufficient funds in your account
                       on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.


               For more information, contact your Service Agent or the transfer agent or consult the SAI.

  Exchanging shares

 Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney mutual funds. Be sure to read of funds tailored to the prospectus of the Smith Barney fund you are help meet the exchanging into. An exchange is a taxable transaction.
    varying needs of
      both large and [_]You may exchange shares only for shares of the
     small investors    same class of another Smith Barney mutual fund.
                        Not all Smith Barney funds offer all classes.
                     [_]Not all Smith Barney funds may be offered in your
                        state of residence. Contact your Service Agent for
                        further information.
                     [_]You must meet the minimum investment amount
                        for each fund (except for systematic investment
                        plan exchanges).
                     [_]If you hold share certificates, the sub-transfer agent
                        must receive the certificates endorsed for transfer or
                        with signed stock powers (documents transferring
                        ownership of certificates) before the exchange is ef-
                        fective.
                     [_]The fund may suspend or terminate your exchange
                        privilege if you engage in an excessive pattern of
                        exchanges.

                                                       Smith Barney Mutual Funds

         Waiver of Your shares will not be subject to an initial sales charge additional sales at the time of the exchange.
           charges
                   Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

  ---------------------------------------------------------------------------
      By telephone If you do not have a brokerage account with a Service
                   Agent, you may be eligible to exchange shares through
                   the fund. You must complete an authorization form to
                   authorize telephone transfers. If eligible, you may
                   make telephone exchanges on any day the New York
                   Stock Exchange is open. Call the transfer agent at 1-
                   800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern
                   time).

                   You can make telephone exchanges only between accounts that have identical registrations.

  ---------------------------------------------------------------------------
           By mail If you do not have a brokerage account, contact your
                   Service Agent or write to the sub-transfer agent at the
                   address on the following page.

Large Cap Value Fund

  Redeeming shares

       Generally Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is ef-fective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good or-der. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

       ------------------------------------------------------------------
         By mail For accounts held directly at the fund, send written re-
                 quests to the fund at the following address:

                   Large Cap Value Fund
                    Smith Barney Funds, Inc.
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02490-9699

                 Your written request must provide the following:

                 [_]The name of the fund and account number
                 [_]The class of shares and the dollar amount or num-
                    ber of shares to be redeemed
                 [_]Signatures of each owner exactly as the account is
                    registered


                                                       Smith Barney Mutual Funds

       By telephone If you do not have a brokerage account with a Service
                    Agent, you may be eligible to redeem shares through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New
                    York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                    (Eastern time).

                    Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                    (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents.
                    The sub-transfer agent may charge a fee on an electronic transfer (ACH) or wire.

   --------------------------------------------------------------------------
     Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                    To qualify you must own shares of the fund with a
                    value of at least $10,000 ($5,000 for retirement plan
                    accounts) and each automatic redemption must be at
                    least $50. If your shares are subject to a deferred sales
                    charge, the sales charge will be waived if your
                    automatic payments do not exceed 1% per month of
                    the value of your shares subject to a deferred sales
                    charge.

                    The following conditions apply:

                    [_] Your shares must not be represented by certificates
                    [_] All dividends and distributions must be reinvested



               For more information, contact your Service Agent or consult the SAI.

Large Cap Value Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_] Name of the fund
[_] Account number
[_] Class of shares being bought, exchanged or redeemed
[_] Dollar amount or number of shares being bought, exchanged or redeemed
[_] Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_] Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the sub-transfer agent
[_] Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_] Changed your account registration
[_] Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_] Suspend the offering of shares
[_] Waive or change minimum and additional investment amounts
[_] Reject any purchase or exchange order
[_] Change, revoke or suspend the exchange privilege
[_] Suspend telephone transactions

                                                       Smith Barney Mutual Funds

[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minium investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Large Cap Value Fund

  Dividends, distributions and taxes


Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                           Federal tax status

Redemption or exchange of shares      Usually capital gain or loss; long-
                                      term only if shares owned more
                                      than one year

Long-term capital gain distributions  Long-term capital gain

Short-term capital gain distributions Ordinary income

Dividends                             Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The Fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.


Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

Large Cap Value Fund

  Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

  For a Class A share of capital stock outstanding throughout each year ended December 31:

                                2000/(1)/ 1999/(1)/  1998/(1)/   1997      1996

--------------------------------------------------------------------------------
--
Net asset value, beginning
 of year                        $  17.00  $  18.28   $  17.09  $  14.79  $
14.59
--------------------------------------------------------------------------------
--
Income (loss) from
 operations:
 Net investment income              0.20      0.20       0.24      0.29
0.36
 Net realized and unrealized
  gain (loss)                       1.98     (0.37)      2.24      3.80
1.99
--------------------------------------------------------------------------------
--
Total income (loss) from
 operations                         2.18     (0.17)      2.48      4.09
2.35
--------------------------------------------------------------------------------
--
Less distributions from:
 Net investment income             (0.20)    (0.20)     (0.23)    (0.29)
(0.36)
 Net realized gains/(2)/           (1.39)    (0.85)     (1.06)    (1.50)
(1.79)
 Capital                              --     (0.06)        --        --        -
-
--------------------------------------------------------------------------------
--
Total distributions                (1.59)    (1.11)     (1.29)    (1.79)
(2.15)
--------------------------------------------------------------------------------
--
Net asset value, end of year    $  17.59  $  17.00   $  18.28  $  17.09  $
14.79
--------------------------------------------------------------------------------
--
Total return                       12.92%    (0.91)%    14.61%    27.86%
16.06%
--------------------------------------------------------------------------------
--
Net assets, end of year (000)'s $704,463  $744,405   $821,003  $758,708
$645,935
--------------------------------------------------------------------------------
--
Ratios to average net assets:
 Expenses                           0.90%     0.90%      0.90%     0.92%
0.95%
 Net investment income              1.18      1.09       1.29      1.71
2.28
--------------------------------------------------------------------------------
--
Portfolio turnover rate               31%       34%        48%       40%
49%
--------------------------------------------------------------------------------
--

/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.

                                                       Smith Barney Mutual Funds

  For a Class B share of capital stock outstanding throughout each year ended December 31:

                                   2000/(1)/ 1999/(1)/  1998/(1)/   1997
1996
--------------------------------------------------------------------------------
---
Net asset value, beginning of year $  16.94  $  18.21   $ 17.03   $ 14.74  $
14.54
--------------------------------------------------------------------------------
---
Income (loss) from operations:
 Net investment income                 0.07      0.06      0.09      0.16
0.25
 Net realized and unrealized
  gain (loss)                          1.96     (0.37)     2.24      3.78
1.98
--------------------------------------------------------------------------------
---
Total income (loss) from
 operations                            2.03     (0.31)     2.33      3.94
2.23
--------------------------------------------------------------------------------
---
Less distributions from:
 Net investment income                (0.05)    (0.05)    (0.09)    (0.15)
(0.24)
 Net realized gains/(2)/              (1.39)    (0.85)    (1.06)    (1.50)
(1.79)
 Capital                                 --     (0.06)       --        --
--
--------------------------------------------------------------------------------
---
Total distributions                   (1.44)    (0.96)    (1.15)    (1.65)
(2.03)
--------------------------------------------------------------------------------
---
Net asset value, end of year       $  17.53  $  16.94   $ 18.21   $ 17.03  $
14.74
--------------------------------------------------------------------------------
---
Total return                          12.01%    (1.66)%   13.71%    26.83%
15.22%
--------------------------------------------------------------------------------
---
Net assets, end of year (000)'s    $103,442  $118,477   $69,786   $28,525
$14,883
--------------------------------------------------------------------------------
---
Ratios to average net assets:
 Expenses                              1.68%     1.67%     1.69%     1.71%
1.71%
 Net investment income                 0.39      0.32      0.51      0.92
1.55
--------------------------------------------------------------------------------
---
Portfolio turnover rate                  31%       34%       48%       40%
49%
--------------------------------------------------------------------------------
---

/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.

Large Cap Value Fund

  For a Class L share of capital stock outstanding throughout each year ended December 31:

                                     2000    1999/(1)/ 1998/(1)(2)/   1997
1996
--------------------------------------------------------------------------------
-----
Net asset value, beginning of year $  16.95  $ 18.22      $ 17.05   $ 14.76  $
14.57
--------------------------------------------------------------------------------
-----
Income (loss) from operations:
 Net investment income                 0.07     0.06         0.09      0.16
0.24
 Net realized and unrealized gain
  (loss)                               1.97    (0.37)        2.24      3.79
1.98
--------------------------------------------------------------------------------
-----
Total income (loss) from
 operations                            2.04    (0.31)        2.33      3.95
2.22
--------------------------------------------------------------------------------
-----
Less distributions from:
 Net investment income                (0.05)   (0.05)       (0.10)    (0.16)
(0.24)
 Net realized gains/(3)/              (1.39)   (0.85)       (1.06)    (1.50)
(1.79)
 Capital                                 --    (0.06)          --        --
--
--------------------------------------------------------------------------------
-----
Total distributions                   (1.44)   (0.96)       (1.16)    (1.66)
(2.03)
--------------------------------------------------------------------------------
-----
Net asset value, end of year       $  17.55  $ 16.95      $ 18.22     17.05
14.76
--------------------------------------------------------------------------------
-----
Total return                          12.08%   (1.65)%      13.73%    26.85%
15.15%
--------------------------------------------------------------------------------
-----
Net assets, end of year (000)'s    $103,863  $97,745      $66,190   $42,115
$33,365
--------------------------------------------------------------------------------
-----
Ratios to average net assets:
 Expenses                              1.67%    1.66%        1.67%     1.69%
1.73%
 Net investment income                 0.40     0.34         0.52      0.93
1.50
--------------------------------------------------------------------------------
-----
Portfolio turnover rate                  31%      34%          48%       40%
49%
--------------------------------------------------------------------------------
-----

/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ On June 12, 1998, Class C shares were renamed Class L shares.
/(3)/ Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.

                                                       Smith Barney Mutual Funds

  For a Class Y share of capital stock outstanding throughout each year ended December 31:

                              2000/(1)/ 1999/(1)/  1998/(1)/   1997
1996/(1)(2)/
--------------------------------------------------------------------------------
----
Net asset value, beginning of
 year                         $  17.01  $  18.28   $  17.09  $  14.80   $ 15.06
--------------------------------------------------------------------------------
----
Income (loss) from
 operations:
 Net investment income            0.26      0.26       0.30      0.38      0.36
 Net realized and
  unrealized gain (loss)          1.98     (0.36)      2.24      3.76      1.58
--------------------------------------------------------------------------------
----
Total income (loss) from
 operations                       2.24     (0.10)      2.54      4.14      1.94
--------------------------------------------------------------------------------
----
Less distributions from:
 Net investment income           (0.26)    (0.26)     (0.29)    (0.35)    (0.41)
 Net realized gains/(3)/         (1.39)    (0.85)     (1.06)    (1.50)    (1.79)
 Capital                            --     (0.06)        --        --        --
--------------------------------------------------------------------------------
----
Total distributions              (1.65)    (1.17)     (1.35)    (1.85)    (2.20)
--------------------------------------------------------------------------------
----
Net assets value, end of year $  17.60  $  17.01   $  18.28  $  17.09   $ 14.80
--------------------------------------------------------------------------------
----
Total return                     13.30%    (0.54)%    14.96%    28.21%
12.86%/(4)/
--------------------------------------------------------------------------------
----
Net assets, end of year
 (000)'s                      $239,463  $184,974   $159,084  $111,690   $30,169
--------------------------------------------------------------------------------
----
Ratios to average net assets:
 Expenses                         0.57%     0.58%      0.58%     0.60%
0.66%/(5)/
 Net investment income            1.50      1.41       1.61      2.06
3.02/(5)/
--------------------------------------------------------------------------------
----
Portfolio turnover rate             31%       34%        48%       40%       49%
--------------------------------------------------------------------------------
----

/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ For the period from February 6, 1996 (inception date) to December 31,
    1996.
/(3)/ Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
/(4)/ Total return is not annualized, as it may not be representative of the total return for the year.
/(5)/ Annualized.

Smith Barney Large Cap Value Fund

[LOGO]  Smith Barney

        Mutual Funds

        Your Serious Money. Professionally Managed./SM/

Large Cap
Value Fund

An investment portfolio of Smith Barney Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-01464)

FD2320 4/01

                                  PROSPECTUS



            -------------------------------------------------------

                               SMITH BARNEY
                             LARGE CAP VALUE FUND


            -------------------------------------------------------
       Class Z Shares

       April 30, 2001




        The fund is a separate series of Smith Barney Funds, Inc., a Maryland Corporation.


       The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.




                               [LOGO] Smith Barney

                                      Mutual Funds

                 Your Serious Money. Professionally Managed./SM/



           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------

Smith Barney Large Cap Value Fund

                 Contents


Investments, risks and performance...........  2

More on the fund's investments...............  6

Management...................................  7

Buying, selling and exchanging Class Z shares  8

Share price..................................  9

Distributions, dividends and taxes........... 10

Financial highlights......................... 11


The fund is a series of Smith Barney Funds, Inc.,a Maryland corporation.

The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. or any of its affiliates.

                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
Current income and long-term growth of income and capital.

Principal investment strategies
Key investments The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.

Selection process The manager employs a two-step stock selection process in its search for undervalued stocks of established, well recognized but temporarily out of favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings.

In selecting individual companies for investment, the manager looks for:

[_] Low market valuations measured by the manager's valuation models

[_] Above average dividend paying ability
[_] Positive changes in earnings prospects because of factors such as:
[_] New management
[_] Effective research, product development and marketing
[_] A business strategy not yet recognized by the marketplace
[_] Regulatory changes favoring the company
[_] High return on invested capital and strong cash flow.
[_] Liquidity


Large Cap Value Fund--Class Z Shares

Principal risks of investing in the fund
Investing in large capitalization value securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_] The U.S. stock market declines.
[_] Value stocks or larger capitalization stocks are temporarily out of favor.
[_] The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
[_] An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

Who may want to invest The fund may be an appropriate investment if you:

[_] Are seeking to participate in the long-term growth potential of the U.S.
    stock market
[_] Are looking for an investment with potentially greater return but higher risk than fixed income investments
[_] Are willing to accept the risks of the stock market


                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class Z shares for each of the past 6 full calendar years.

                        Total Return for Class Z Shares

                                    [CHART]



                        Calendar years ended December 31



                                    95 33.41%

                                    96 16.47%

                                    97 28.27%

                                    98 14.95%

                                    99 -0.54%

                                    00 13.27%

Quarterly returns:

Highest: 15.39% in 2nd quarter 1997; Lowest: (11.66)% in 3rd quarter 1998

Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Russell 1000 Large Cap Value Index, a broad-based unmanaged index of those companies from among the 1000 largest publicly held companies which exhibit above average value characteristics (the "Russell Index"). This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

                               Since   Inception
              1 year 5 years Inception   Date

Class Z       13.27%  14.11%    16.52%  11/07/94

Russell Index  7.01%  16.91%    19.50%     *


*Index comparison begins on 11/07/94.


Large Cap Value Fund--Class Z Shares

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

      Annual fund operating expenses

(Expenses deducted from fund assets)

Management fee                       0.55%

Other expenses                        0.03
                                     -----
Total annual fund operating expenses 0.58%


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends
[_] The fund's operating expenses remain the same

                      Number of years you own your shares

        1 Year 3 years 5 years 10 years

Class Z    $59    $186    $324     $726


                                                       Smith Barney Mutual Funds

  More on the fund's investments

Other investments While the fund intends to be substantially fully invested in equity securities of companies with total market capitalizations of at least $5 billion at the time of investment, the fund may maintain a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest. The fund may also invest up to 10% of its net assets in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. The fund's investments in ADRs involve greater risk than investments in securities of U.S. issuers.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Large Cap Value Fund--Class Z Shares

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC ("Smith Barney Fund Management") formerly known as SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc.("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Giri Bogavelli, CFA, and a team of equity portfolio managers are responsible for the day to day management of the fund. Mr. Bogavelli is a Vice President of Smith Barney Fund Management, and Managing Director of the Smith Barney
Capital Management Division of Salomon Smith Barney Inc. He had been Assistant Director of Research at Citibank Global Asset Management, a division of Citibank, N.A. Prior to that, he was Director of Research and Senior Portfolio Manager at Spare, Kaplan, Bischel & Associates. Mr. Bogavelli has 12 years of securities business experience.


Management fees During the fiscal year ended December 31, 2000, the manager received an advisory fee equal to 0.55% of the fund's average daily net assets.




Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

                                                       Smith Barney Mutual Funds

  Buying, selling and exchanging Class Z shares

Buying You may buy, sell or exchange Class Z shares only through a "qualified plan." A qualified plan is a tax-exempt employee benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.
There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.

Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging You should consult your qualified plan for information about available exchange options.

Other Information The fund has the right to:
[_] Suspend the offering of shares
[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[_] Reject any purchase or exchange order
[_] Change, revoke or suspend the exchange privilege

Large Cap Value Fund--Class Z Shares

  Share price

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when US markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.


Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

                                                       Smith Barney Mutual Funds

  Distributions, dividends and taxes

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan.


Dividends The fund generally pays dividends and makes capital gain distributions if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional Class Z shares. The fund expects distributions to be primarily from capital gains. No sales charge is imposed on reinvested distributions or dividends.

Taxes Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.

Dividends and interest received by the fund from investing in foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The fund's foreign tax payments will reduce the amount of its dividends and distributions.


Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Large Cap Value Fund--Class Z Shares

  Financial highlights

The financial highlights table is intended to help you understand the performance of Class Z shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

  For a Class Z share of capital stock outstanding throughout each year ended December 31:

                                2000/(1)/  1999/(1)/ 1998/(1)/      1997
1996

--------------------------------------------------------------------------------
--
Net asset value, beginning of
 year                           $  17.04  $  18.31   $  17.12  $  14.82  $
14.61

--------------------------------------------------------------------------------
--
Income (loss) from
 operations:
 Net investment income              0.26      0.26       0.30      0.35
0.42
 Net realized and
  unrealized gain (loss)/(2)/       1.98     (0.36)      2.24      3.80
1.99

--------------------------------------------------------------------------------
--
Total income (loss) from
 operations                         2.24     (0.10)      2.54      4.15
2.41

--------------------------------------------------------------------------------
--
Less distributions from:
 Net investment income             (0.26)    (0.26)     (0.29)    (0.35)
(0.41)
 Net realized gains                (1.39)    (0.85)     (1.06)    (1.50)
(1.79)
 Capital                              --     (0.06)        --        --        -
-

--------------------------------------------------------------------------------
--
Total distributions                (1.65)    (1.17)     (1.35)    (1.85)
(2.20)

--------------------------------------------------------------------------------
--
Net asset value, end of year    $  17.63  $  17.04   $  18.31  $  17.12  $
14.82

--------------------------------------------------------------------------------
--
Total return                       13.27%    (0.54)%    14.95%    28.27%
16.47%

--------------------------------------------------------------------------------
--
Net assets, end of year (000)'s $167,768  $162,783   $187,352  $144,008
$113,160

--------------------------------------------------------------------------------
--
Ratios to average net assets:
 Expenses                           0.58%     0.58%      0.59%     0.60%
0.62%
 Net investment income              1.49      1.40       1.61      2.03
2.62

--------------------------------------------------------------------------------
--
Portfolio turnover rate               31%       34%        48%       40%
49%

--------------------------------------------------------------------------------
--

/(1) /Per share amounts have been calculated using the monthly average shares method.

/(2)/ Net short term gains, if any, are included and reported as ordinary income for tax purposes.

                                                       Smith Barney Mutual Funds

[LOGO] Smith Barney

       Mutual Funds

Your Serious Money. Professionally Managed./SM/



Smith Barney Large Cap Value Fund

An investment portfolio of Smith Barney Funds, Inc.


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.
If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-01464)

FD 0661 4/01

            -------------------------------------------------------

                         SMITH BARNEY SHORT-TERM

                           HIGH GRADE BOND FUND

            -------------------------------------------------------

       Class A and Y Shares

       April 30, 2001





       The fund is a separate series of Smith Barney Funds, Inc., a Maryland corporation
       The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.






                              [LOGO] Smith Barney

                                     Mutual Funds

                Your Serious Money. Professionally Managed./SM/


           ---------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE
           ---------------------------------------------------------


                                  PROSPECTUS

    Smith Barney Short-Term High Grade Bond Fund

                 Contents


               Investments, risks and performance...........  2

               More on the fund's investments...............  6

               Management...................................  7

               Choosing a class of shares to buy............  8

               Buying shares................................  9

               Exchanging shares............................ 10

               Redeeming shares............................. 10

               Other things to know about share transactions 13

               Distributions, dividends and taxes........... 15

               Share price.................................. 16

               Financial highlights......................... 17

                                                       Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective

The fund seeks current income, preservation of capital and liquidity.

Principal investment strategies

Key investments The fund invests primarily in "high grade" fixed income securities. These are securities rated by a national ratings organization at the time of purchase within one of the top three categories, or, if unrated, judged by the manager to be of comparable credit quality. Securities in which the fund invests include corporate debt securities, bank obligations and securities issued by the U.S. government and its agencies and instrumentalities. The fund may also invest in U.S. dollar denominated fixed income securities of foreign issuers. The fund maintains an average dollar-weighted portfolio maturity of between one and four years; the average duration of the fund's portfolio will normally be no greater than 3.5 years.

Selection process The manager focuses on minimizing fluctuations in the fund's net asset value by identifying short-term fixed income securities which the manager believes are undervalued and which offer better protection of capital given current interest rate and market conditions. In selecting individual securities for investment, the manager:

[_] Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

[_] Determines sector and maturity weightings based on assessments of the economic environment and relative value factors based on interest rate outlook
[_] Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk
[_] Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new -information



Short-Term High Grade Bond Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[_] Interest rates increase, causing the prices of fixed income securities to decline which would reduce the value of the fund's portfolio. The fund has less sensitivity to changes in interest rates than a fund investing in securities with intermediate or long-term maturities

[_] Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities

[_] Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

[_] The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Who may want to invest The fund may be an appropriate investment if you:

[_] Are seeking current income while minimizing fluctuations in the value of your investment

[_] Currently have exposure to stock markets and wish to diversify your investment portfolio by adding an investment in investment grade fixed income securities

[_] Are seeking a higher level of current income than typically offered by money market funds

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 9 full calendar years. Class Y shares had different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares


                                    [CHART]

                        Calendar years ended December 31

                                  92     5.92%

                                  93     6.01%

                                  94    -2.15%

                                  95    13.16%

                                  96     2.17%

                                  97     6.73%

                                  98     6.07%

                                  99     0.76%

                                  00     7.67%



Quarterly returns:
Highest: 4.19% in 1st quarter 1995; Lowest: (1.78)% in 1st quarter 1996

Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the SSB Treasury/Government Sponsored/Corporate 1-5 year Index (the "SSB Index"), a broad-based unmanaged index of short-term U.S. Treasury and corporate debt securities. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

                               Since   Inception
Class         1 year 5 years inception   date

  A            7.67%   4.64%     5.39%  11/11/91

  Y            8.18%     n/a     5.13%    2/7/96

  SSB Index    8.97%   6.08%     6.41%     *

*Index comparison begins on 11/30/91.


Short-Term High Grade Bond Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees

(fees paid directly from your investment)        Class A Class Y

Maximum sales charge (load) imposed on purchases
(as a % of offering price)                         None     None

Maximum deferred sales charge (load)               None*    None


                        Annual fund operating expenses

             (Expenses deducted from fund assets)  Class A Class Y

             Management fees                         0.45%   0.45%

             Distribution and service (12b-1) fees   0.35%    None

             Other expenses                          0.21%   0.09%

                                                   ------- -------
             Total annual fund operating expenses    1.01%   0.54%

 * Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
[_] You invest $10,000 in the fund for the period shown
[_] Your investment has a 5% return each year
[_] You reinvest all distributions and dividends without a sales charge
[_] The fund's operating expenses remain the same

                      Number of years you own your shares

        1 year 3 years 5 years 10 years

Class A   $103    $322    $558   $1,236

Class Y   $ 55    $173    $302   $  677


                                                       Smith Barney Mutual Funds

  More on the fund's investments

Other investments Although the fund invests primarily in "high grade" securities, it may also invest in other fixed income securities provided that they are at least "investment grade" at the time of purchase. This means that they are rated within the top four categories, or if unrated, are considered by the manager to be of comparable quality.

Derivatives contracts The fund may, but need not, use derivative contracts, such as futures and options on interest rates, and options on interest rate futures, for any of the following purposes:

[_] To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
[_] As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Yankee obligations The fund may invest in Yankee obligations, including Yankee obligations of foreign banks. Yankee obligations are U.S. dollar denominated securities issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks including the possibility that a foreign government might prevent the U.S. dollars invested in the security from flowing back across its borders. The price of Yankee obligations may also go down because of political instability or the more limited availability of accurate information about foreign companies.

Risk of high portfolio turnover The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Short-Term High Grade Bond Fund

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC ("Smith Barney Fund Management") formerly known as SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.


James E. Conroy, investment officer of Smith Barney Fund Management and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since January 1996. Mr. Conroy has 22 years of investment management experience.


Management fees During the fiscal year ended December 31, 2000, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.



Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay distribution and/or service fees. The fees in Class A shares are an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. Smith Barney Fund Management or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

                                                       Smith Barney Mutual Funds

  Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13 month period. To qualify, you must initially invest $5,000,000.

You may buy shares from:


[_] A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")


[_] The fund, but only if you are investing through certain qualified plans or Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                            Initial       Additional

                                      Class A   Class Y   All Classes

General                               $1,000  $15 million     $50

IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts         $250   $15 million     $50

Qualified Retirement Plans*             $25   $15 million     $25

Simple IRAs                             $1        n/a         $1

Monthly Systematic Investment Plans     $25       n/a         $25

Quarterly Systematic Investment Plans   $50       n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Short-Term High Grade Bond Fund

  Buying shares

      Through a You should contact your Service Agent to open a bro-
  Service Agent kerage account and make arrangements to buy shares.

                If you do not provide the following information, your order will be rejected
                [_]Class of shares being bought
                [_] Dollar amount or number of shares being bought

                You should pay for your shares through your broker-age account no later than the third business day after you place your order. Your Service Agent may charge an annual account maintenance fee.

---------------------------------------------------------------------------
    Through the Qualified retirement plans and certain other investors fund who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                [_]Write the fund at the following address:
                    Smith Barney Funds, Inc.
                    Short-Term High Grade Bond Fund
                    (Specify class of shares)
                    c/o PFPC Global Fund Services
                    P.O. Box 9699
                    Providence, RI 02940-9699
                [_]Enclose a check to pay for the shares. For initial
                   purchases, complete and send an account
                   application.
                [_]For more information, call the transfer agent at
                   1-800-451-2010.

---------------------------------------------------------------------------
      Through a You may authorize your Service Agent or the sub-
     systematic transfer agent to transfer funds automatically from (i)
investment plan a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain
                money market funds, in order to buy shares on a regu-
                lar basis.

                [_]Amounts transferred should be at least: $25
                   monthly or $50 quarterly
                [_]If you do not have sufficient funds in your account
                   on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee

                For more information, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

  Exchanging shares

Class A shares of the fund may be subject to a sales charge differential upon the exchange of such shares for Class A shares of another Smith Barney Mutual Fund sold with a sales charge. The sales charge differential is the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange. To the extent the fund shares relinquished in the exchange are attributable to predecessor shares for which a sales charge was paid, the sales charge differential does not apply. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares in which the dividends or distributions were paid; however, except in the case of the Salomon Smith Barney Retirement Programs, if no sales charge was imposed upon the initial purchase of shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Redeeming shares

Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

          If the shares are held by a fiduciary or corporation, other documents may be required.

          Your redemption proceeds will be sent within three business days after your request is received in good or-der. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.


Short-Term High Grade Bond Fund

         By mail For accounts held directly at the fund, send written re-quests to the fund at the following address:

                   Smith Barney Funds, Inc.
                   Short-Term High Grade Bond Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide the following:

                 [_]The name of the fund and account number
                 [_]The class of shares and the dollar amount or num-
                    ber of shares to be redeemed
                 [_]Signatures of each owner exactly as the account is
                    registered

--------------------------------------------------------------------------
    By telephone If you do not have a brokerage account, you may be eligible to redeem shares (except those held in
                 retirement plans) in amounts up to $50,000 per day
                 through the fund. You must complete an authorization
                 form to authorize telephone redemptions. If eligible,
                 you may request redemptions by telephone on any day
                 the New York Stock Exchange is open. Call the trans-
                 fer agent at 1-800-451-2010 between 9:00 a.m. and 4:00
                 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                 (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer (ACH) or wire.

--------------------------------------------------------------------------
  Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis.
                 To qualify you must own shares of the fund with a
                 value of at least $10,000 ($5,000 for retirement plan
                 accounts) and each automatic redemption must be at
                 least $50. If your shares are subject to a deferred sales
                 charge, the sales charge will be waived if your auto-
                 matic payments do not exceed 1% per month of the
                 value of your shares subject to a deferred sales charge.

                                                       Smith Barney Mutual Funds


    The following conditions apply:

    [_]Your shares must not be represented by certificates
    [_]All dividends and distributions must be reinvested

    For more information, contact your Service Agent or consult the SAI.

Short-Term High Grade Bond Fund

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[_] Name of the fund
[_] Account number
[_] Class of shares being bought, exchanged or redeemed
[_] Dollar amount or number of shares being bought, exchanged or redeemed
[_] Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


[_] Are redeeming over $50,000
[_] Are sending signed share certificates or stock powers to the sub-transfer agent
[_] Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[_] Changed your account registration
[_] Want the check paid to someone other than the account owner(s)
[_] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[_] Suspend the offering of shares
[_] Waive or change minimum and additional investment amounts
[_] Reject any purchase or exchange order
[_] Change, revoke or suspend the exchange privilege
[_] Suspend telephone transactions
[_] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

                                                       Smith Barney Mutual Funds

[_] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Short-Term High Grade Bond Fund

  Distributions, dividends and taxes


Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

       Transaction                             Federal tax status

       Redemption or exchange of shares        Usually capital gain or loss
                                               long-term only if shares
                                               owned more than one year

       Long-term capital gain distributions    Long-term capital gain

       Short-term capital gain distributions   Ordinary income

       Dividends                               Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                       Smith Barney Mutual Funds

  Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.


Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.



Short-Term High Grade Bond Fund

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

  For a Class A share of capital stock outstanding throughout each year ended December 31:

                                         2000/(1)/ 1999/(1)/ 1998/(1)/  1997
1996

--------------------------------------------------------------------------------
------
Net asset value, beginning of year       $ 3.97    $ 4.13    $ 4.09    $ 4.05  $
4.19

--------------------------------------------------------------------------------
------
Income (loss) from operations:
 Net investment income                     0.20      0.19      0.20      0.22
0.23
 Net realized and unrealized gain (loss)   0.10     (0.16)     0.04      0.04
(0.14)

--------------------------------------------------------------------------------
------
Total income from operations               0.30      0.03      0.24      0.26
0.09

--------------------------------------------------------------------------------
------
Less distributions from:
 Net investment income                    (0.21)    (0.19)    (0.20)    (0.22)
(0.23)

--------------------------------------------------------------------------------
------
Total distributions                       (0.21)    (0.19)    (0.20)    (0.22)
(0.23)

--------------------------------------------------------------------------------
------
Net asset value, end of year             $ 4.06    $ 3.97    $ 4.13    $ 4.09  $
4.05

--------------------------------------------------------------------------------
------
Total return                               7.67%     0.76%     6.07%     6.73%
2.17%

--------------------------------------------------------------------------------
------
Net assets, end of year (millions)       $   44    $   53    $   69    $   71  $
83

--------------------------------------------------------------------------------
------
Ratios to average net assets:
 Expenses                                  1.01%     1.01%     1.04%     0.95%
0.98%
 Net investment income                     5.16      4.70      4.94      5.53
5.62

--------------------------------------------------------------------------------
------
Portfolio turnover rate                      91%       88%      150%      145%
130%

--------------------------------------------------------------------------------
------

/(1)/ Per share amounts have been calculated using the monthly average shares method.

                                                       Smith Barney Mutual Funds

  For a Class Y share of capital stock outstanding throughout each year ended December 31:

                                         2000/(1)/ 1999/(1)/ 1998/(1)/  1997
1996/(2)/

--------------------------------------------------------------------------------
-----------
Net asset value, beginning of year       $ 3.97     $ 4.13    $ 4.09   $ 4.05
$ 4.19

--------------------------------------------------------------------------------
-----------
Income (loss) from operations
 Net investment income                     0.23       0.21      0.22     0.24
0.22
 Net realized and unrealized gain (loss)   0.08      (0.16)     0.04     0.04
(0.14)

--------------------------------------------------------------------------------
-----------
Total income (loss) from operations        0.31       0.05      0.26     0.28
0.08

--------------------------------------------------------------------------------
-----------
Less distributions from:
 Net investment income                    (0.22)     (0.21)    (0.22)   (0.24)
(0.22)

--------------------------------------------------------------------------------
-----------
Total distributions                       (0.22)     (0.21)    (0.22)   (0.24)
(0.22)

--------------------------------------------------------------------------------
-----------
Net asset value, end of year             $ 4.06     $ 3.97    $ 4.13   $ 4.09
$ 4.05

--------------------------------------------------------------------------------
-----------
Total return                               8.18%      1.26%     6.56%    7.20%
2.08%/(3)/

--------------------------------------------------------------------------------
-----------
Net assets, end of year (millions)       $   53     $   51    $   45   $   30
$   32

--------------------------------------------------------------------------------
-----------
Ratios to average net assets:
 Expenses                                  0.54%      0.53%     0.56%    0.50%
0.58%/(4)/
 Net investment income                     5.65       5.19      5.42     6.00
5.99/(4)/

--------------------------------------------------------------------------------
-----------
Portfolio turnover rate                      91%        88%      150%     145%
130%

--------------------------------------------------------------------------------
-----------

/(1)/ Per share amounts have been calculated using the monthly average shares method.
/(2)/ For the period from February 7, 1996 (inception date) to December 31,
    1996.
/(3)/ Total return is not annualized, as it may not be representative of the total return for the year.
/(4)/ Annualized.

Short-Term High Grade Bond Fund

                              [LOGO] Smith Barney

                                     Mutual Funds

                Your Serious Money. Professionally Managed./SM/

   Smith Barney Short-Term High Grade Bond Fund

An investment portfolio of Smith Barney Funds, Inc.


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent, or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the -Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-01464)

FD02319 4/01

                                   PROSPECTUS


--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                 U.S. GOVERNMENT
                                 SECURITIES FUND
--------------------------------------------------------------------------------


Class A, B, L and Y Shares

April 30, 2001



The fund is a separate series of Smith Barney Funds, Inc., a Maryland
Corporation.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [Logo] Smith Barney
                                     Mutual Funds
                              Your Serious Money. Professionally Managed.(TM)

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

Smith Barney U.S. Government Securities Fund

--------------------------------------------------------------------------------
          Contents
--------------------------------------------------------------------------------

           Investments, risks and performance        2

           More on the fund's investments            6

           Management                                7

           Choosing a class of shares to buy         8

           Comparing the fund's classes              9

           Sales charges                            10

           More about deferred sales charges        12

           Buying shares                            13

           Exchanging shares                        14

           Redeeming shares                         16

           Other things to know about  share
           transactions                             18

           Salomon Smith Barney Retirement
           Programs                                 20

           Dividends, distributions and taxes       21

           Share price                              22

           Financial highlights                     23

The fund is a series of Smith Barney Funds, Inc., a Maryland corporation.

                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
  Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks high current income, liquidity and security of principal.

Principal Investment Strategies

Key investments   The fund invests primarily in debt securities issued or
guaranteed by the U.S. government, its agencies or instrumentalities and in related repurchase and reverse repurchase agreements. These U.S. government securities in which the fund invests consist primarily of mortgage-related securities and U.S. Treasury securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

Selection process   The manager selects individual securities that it believes are undervalued or will offer better protection of capital during periods of changing market conditions. The manager spreads the fund's investments among various sectors, focusing more heavily on sectors it believes will experience less price volatility given prevailing interest rates and expected interest rate movements. In selecting individual securities, the manager:

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook
o Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk
o Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage
o Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new information


2 U.S. Government Securities Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o Interest rates increase, causing the prices of fixed income securities to decline which would reduce the value of the fund's portfolio
o Prepayment or call risk: As interest rates decline, the issuers of mortgage-related or callable securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities
o Extension risk: As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities
o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Payments of principal and interest on mortgage-backed securities issued by instrumentalities of the U.S. government are guaranteed solely by the issuer and not guaranteed by the U.S. government. Although payment of principal and interest on mortgage-backed securities issued by U.S. agencies are guaranteed by the full faith and credit of the U.S. government, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Who may want to invest The fund may be an appropriate investment if you:

o     Are seeking income consistent with preservation of capital
o Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities
o Prefer to invest in U.S. government securities rather than higher yielding corporate or foreign securities


                                                     Smith Barney Mutual Funds 3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares had different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

--------------------------------------------------------------------------------
                        Total Return for Class A Shares
--------------------------------------------------------------------------------

                             [Graphic of Bar Chart]

                               91         16.29%
                               92          6.85%
                               93           6.4%
                               94        (1.48)%
                               95         16.52%
                               96          3.97%
                               97          9.67%
                               98          6.04%
                               99        (0.24)%
                               00          9.93%

                        Calendar years ended December 31


Quarterly returns: Highest: 5.84% in 3rd quarter 1991; Lowest: (2.18)% in 1st quarter 1994


Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Mortgage-Backed Securities Index (the "Lehman Index"), a broad-based unmanaged index of mortgage-backed securities. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


4 U.S. Government Securities Fund

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 2000
--------------------------------------------------------------------------------


                                                        Since       Inception
    Class              1 year   5 years    10 years   Inception        Date
--------------------------------------------------------------------------------
      A               9.93%     5.81%      7.24%      8.78%        10/09/84
--------------------------------------------------------------------------------
      B               9.36%     5.28%       n/a       7.18%         11/7/94
--------------------------------------------------------------------------------
      L               9.45%     5.33%       n/a       5.76%         12/2/92
--------------------------------------------------------------------------------
      Y                10.29%      6.13%       n/a       6.37%        01/12/93
--------------------------------------------------------------------------------
  Lehman Index        11.16%      6.91%      7.82%       n/a             *
--------------------------------------------------------------------------------

*Index comparison begins on 01/01/91.

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)  Class A   Class B   Class L   Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load)
  imposed on purchases                      4.50%      None      1.00%    None
(as a % of offering price)
Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or redemption)      None*      4.50%     1.00%    None
--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(Expenses deducted from fund assets)       Class A   Class B   Class L   Class Y
--------------------------------------------------------------------------------
Management fee                              0.48%      0.48%     0.48%    0.48%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees       0.25%      0.75%     0.70%    None
--------------------------------------------------------------------------------
Other expenses                              0.12%      0.14%     0.14%    0.08%
                                            -----      -----     -----    -----
--------------------------------------------------------------------------------
Total annual fund operating expenses        0.85%      1.37%     1.32%    0.56%
3514:

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


                                                     Smith Barney Mutual Funds 5

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown
o     Your investment has a 5% return each year
o     You reinvest all distributions and dividends without a sales charge
o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                      Number of years you own your shares
--------------------------------------------------------------------------------

                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)        $533      $709      $900     $1,452
--------------------------------------------------------------------------------
Class B (redemption at end of period)       $589      $734      $850     $1,504
--------------------------------------------------------------------------------
Class B (no redemption)                     $139      $434      $750     $1,504
--------------------------------------------------------------------------------
Class L (redemption at end of period)       $333      $514      $816     $1,674
--------------------------------------------------------------------------------
Class L (no redemption)                     $233      $514      $816     $1,674
--------------------------------------------------------------------------------
Class Y (with or without redemption)        $ 57      $179      $313     $  701
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
o     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Risk of high portfolio turnover The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax


6 U.S. Government Securities Fund
liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing   The fund may depart from its principal investment
strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
   Management
--------------------------------------------------------------------------------


Manager The fund's investment manager is Smith Barney Fund Management LLC ("Smith Barney Fund Management") formerly known as SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of Smith Barney Fund Management and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since January 1996. Mr. Conroy has over 22 years of investment management experience.

Management fees During the fiscal year ended December 31, 2000, the manager received an advisory fee equal to 0.48% of the fund's average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.



                                                     Smith Barney Mutual Funds 7

--------------------------------------------------------------------------------
   Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


o A broker-dealer, financial intermediary, financial institution or distributor's financial consultants (each called a "Service Agent")

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

All classes of shares are not available through all Service Agents. You Should contact your Service Agent for further information.


Investment minimums   Minimum initial and additional investment amounts vary
depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                                  Initial          Additional
--------------------------------------------------------------------------------
                                       Classes A, B, L   Class Y     All Classes
--------------------------------------------------------------------------------
General                                      $1,000    $15 million      $50
--------------------------------------------------------------------------------
Individual Retirement Accounts,
Self Employed Retirement Plans,
Uniform Gift to Minor Accounts                 $250    $15 million      $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                    $ 25    $15 million      $25
--------------------------------------------------------------------------------
Simple IRAs                                    $ 1        n/a           $ 1
--------------------------------------------------------------------------------
Monthly Systematic Investment Plans           $ 25        n/a           $25
--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans         $ 50        n/a           $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans





8 U.S. Government Securities Fund

--------------------------------------------------------------------------------
  Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

--------------------------------------------------------------------------------
-----------------
                          Class A           Class B           Class L
Class Y
--------------------------------------------------------------------------------
-----------------
Key features          o Initial sales    o No Initial     o Initial sales     o
No initial
                        charge             sales charge     charge is
or deferred
                      o You may qual-    o Deferred         lower than
sales charge
                        ify for reduc-     sales charge     Class A           o
Must invest
                        tion or waiver     declines       o Deferred sales
at least
                        of initial sales   over time        charge for
$15 million
                        charge           o Converts to      only 1 year       o
Lower annual
                      o Lower annual       Class A after  o Does not con-
expenses than
                        expenses than      8 years          vert to Class A
the other
                        Class B and      o Higher annual  o Higher annual
classes
                        Class L            expenses than    expenses than
                                           Class A          Class A
--------------------------------------------------------------------------------
-----------------
Initial sales         Up to 4.50%;       None             1.00%
None
charge                reduced for
                      large purchases
                      and waived for
                      certain investors;
                      no charge for
                      purchases of
                      $500,000 or
                      more
--------------------------------------------------------------------------------
-----------------
Deferred              1% on pur-         Up to 4.50%      1.00%
None
sales charge          chases of          charged when     redeem within
                      $500,000 or        you redeem       1 year of
                      more if you        shares. The      purchase
                      redeem within      charge is
                      1 year of          reduced over
                      purchase           time and there
                                         is no deferred
                                         sales charge
                                         after 6 years
--------------------------------------------------------------------------------
-----------------
Annual                0.25% of aver-     0.75% of aver-   0.70% of aver-
None
distribution          age daily net      age daily net    age daily net
and service           assets             assets           assets
fees
--------------------------------------------------------------------------------
   -----------------
Exchange          Class A shares     Class B shares   Class L shares      Class
Y shares
privilege*                 of most Smith      of most Smith    of most Smith
    of most Smith
                      Barney funds       Barney funds     Barney funds
Barney funds
--------------------------------------------------------------------------------
-----------------

*Ask your Service Agent for the Smith Barney funds available for exchange.


                                                    Smith Barney Mutual Funds  9

--------------------------------------------------------------------------------
   Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                                                     Dealers'
                                     Sales charge as a % of:       Reallowance
                                     Offering       Net amount       as % of
Amount of purchase                   price (%)     invested (%)   Offering Price
------------------------------------------------------------------------------
 Less than $25,000                     4.50            4.71            4.05
 $25,000 but less than $50,000         4.00            4.17            3.60
 $50,000 but less than $100,000        3.50            3.63            3.15
 $100,000 but less than $250,000       2.50            2.56            2.25
 $250,000 but less than $500,000       1.50            1.52            1.35
 $500,000 or more                      0.00            0.00              -0


Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

    o    by you, or
    o    by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


10 U.S. Government Securities Fund

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


o     Employees of NASD members
o Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
 Year after purchase       1st     2nd    3rd     4th     5th   6th through 8th
--------------------------------------------------------------------------------
 Deferred sales charge     4.5%     4%     3%      2%      1%         0%
--------------------------------------------------------------------------------

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell.
Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
  Shares issued:  Shares issued:             Shares issued:
  At initial      On reinvestment of         Upon exchange from
  purchase        dividends and              another Smith Barney
                  distributions              fund
--------------------------------------------------------------------------------
Eight years       In same proportion as      On the date the shares
after the date    the number of Class B      originally acquired
of purchase       shares converting is to    would have converted
                  total Class B shares       into Class A shares
                  you own (excluding
                  shares issued as
                  dividends)


                                                   Smith Barney Mutual Funds 11

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average net assets represented by the Class L shares held by their customers.


Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
   More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund
o     Shares representing reinvested distributions and dividends
o     Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.


The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.



12 U.S. Government Securities Fund

Deferred sales charge waivers


The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans
o     On certain distributions from a retirement plan
o     For involuntary redemptions of small account balances
o     For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or consult the SAI.


--------------------------------------------------------------------------------
   Buying Shares
--------------------------------------------------------------------------------


Through a Service Agent


You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected

o   Class of shares being bought
o   Dollar amount or number of shares being bought


You should pay for your shares through your brokerage account no later than the third business day after you place your order. Service Agent may charge an annual account maintenance fee.


--------------------------------------------------------------------------------

Through the
fund


Qualified retirement plans and certain other investors who are clients of Service Agents are eligible to buy shares directly from the fund.


o     Write the fund at the following address:
      Smith Barney Funds, Inc.
      U.S. Government Securities Fund
      (Specify class of shares)
      c/o PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.
o     For more information, call the transfer agent at 1-800-451-2010.

--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 13

Through a systematic
investment plan


You may authorize your Service Agent or the sub-transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account or (iii) certain money market funds to buy shares on a regular basis.


o     Amounts transferred should be at least: $25 monthly or $50 quarterly.


o If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent or consult the SAI.


--------------------------------------------------------------------------------
   Exchanging shares
--------------------------------------------------------------------------------

Smith Barney
offers a distinctive
family of funds
tailored to help
meet the varying
needs of both large
and small
investors.


You should contact your Service Agent to exchange into other Smith Barney mutual funds.
Be sure to read the prospectus of the Smith Barney mutual fund you are exchanging into.
An exchange is a taxable transaction.


o You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
o Not all Smith Barney funds may be offered in your state of residence.Contact your Service Agent or the transfer agent.
o You must meet the minimum investment amount for each fund (except for investment plan exchanges).

o If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------


14 U.S. Government Securities Fund

--------------------------------------------------------------------------------
Waiver of
additional sales
charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
By telephone


If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451- 2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).


You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
By mail


If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the opposite page.



                                                    Smith Barney Mutual Funds 15

--------------------------------------------------------------------------------
   Redeeming shares
--------------------------------------------------------------------------------

Generally


Contact your Service Agent to redeem shares of the fund.


If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.


If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail


For accounts held directly at the fund, send written requests to the fund at the following address:


   Smith Barney Funds, Inc.
   U.S. Government Securities Fund
   (Specify class of shares)
   c/o PFPCGlobal Fund Services
   P.O. Box 9699
   Providence, RI 02940-9699

Your written request must provide the following:


o     The name of the fund and account number

o     The class of shares and the dollar amount or number of shares to be redeemed
o     Signatures of each owner exactly as the account is registered
--------------------------------------------------------------------------------


16 U.S. Government Securities Fund

--------------------------------------------------------------------------------
By telephone


If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge fee on an electronic transfer (ACH)or wire.


--------------------------------------------------------------------------------
Automatic cash
withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

o     Your shares must not be represented by certificates
o     All dividends and distributions must be reinvested


For more information, contact your Service Agent or consult the SAI.



                                                    Smith Barney Mutual Funds 17

--------------------------------------------------------------------------------
   Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

      o     Name of the fund
      o     Account number
      o     Class of shares being bought, exchanged or redeemed
      o Dollar amount or number of shares being bought, exchanged or redeemed
      o     Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


o     Are redeeming over $50,000

o Are sending signed share certificates or stock powers to the sub-transfer agent
o Instruct the sub-transfer agent to mail the check to an address different from the one on your account
o     Changed your account registration
o     Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


18 U.S. Government Securities Fund

The fund has the right to:

o     Suspend the offering of shares
o     Waive or change minimum and additional investment amounts
o     Reject any purchase or exchange order
o     Change, revoke or suspend the exchange privilege
o     Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                    Smith Barney Mutual Funds 19

20 U.S. Government Securities Fund

--------------------------------------------------------------------------------
   Dividends, distributions and taxes

--------------------------------------------------------------------------------


Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
        Transaction                    Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares       Usually capital gain or loss; long-term
                                       only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions   Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions  Ordinary income
--------------------------------------------------------------------------------
Dividends                              Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                    Smith Barney Mutual Funds 21

--------------------------------------------------------------------------------
   Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.



22 U.S. Government Securities Fund

--------------------------------------------------------------------------------
  Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

--------------------------------------------------------------------------------
  For a Class A share of capital stock
  outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                           2000(1)  1999(1) 1998(1)   1997
1996
--------------------------------------------------------------------------------
---

Net asset value, beginning
  of year                                $12.67   $13.41   $13.61   $13.24
$13.59
--------------------------------------------------------------------------------
---
Income (loss) from operations:
  Net investment income                    0.78     0.75     0.71     0.85
0.84
  Net realized and
    unrealized gain (loss)                 0.44    (0.78)    0.08     0.38
(0.33)
--------------------------------------------------------------------------------
---
Total income (loss)
  from operations                          1.22    (0.03)    0.79     1.23
0.51
--------------------------------------------------------------------------------
---
Less distributions from:
  Net investment income                   (0.80)   (0.71)   (0.72)   (0.86)
(0.86)
  Net realized gains                         --       --    (0.27)   (0.00)(2)
--
  Capital                                    --       --    (0.00)(2)   --
--
--------------------------------------------------------------------------------
---
Total distributions                       (0.80)    (0.71)   (0.99)   (0.86)
(0.86)
--------------------------------------------------------------------------------
---
Net asset value, end of year             $13.09   $12.67   $13.41    13.61
$13.24
--------------------------------------------------------------------------------
---
Total return                              9.93%   (0.24)%   (6.04)%    9.67%
3.97%
--------------------------------------------------------------------------------
---
Net assets, end of
  year (millions)                          $225     $203     $251     $272
$312
--------------------------------------------------------------------------------
---
Ratios to average net assets:
  Expenses                                 0.85%    0.83%    0.81%    0.80%
0.79%(3)
  Interest expense                           --       --     0.05     0.16
0.30
  Net investment income                    6.19    5.82    5.22    6.37    6.34%
--------------------------------------------------------------------------------
---
Portfolio turnover rate                     214%     193%     268%     130%
265%
--------------------------------------------------------------------------------
---


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  Amount represents less than $0.01 per share.
(3)  Amount has been restated from the December 31, 1996 Annual Report.


                                                   Smith Barney Mutual Funds  23

--------------------------------------------------------------------------------
  For a Class B share of capital stock
  outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                           2000(1)  1999(1) 1998(1)   1997
1996
--------------------------------------------------------------------------------
---

Net asset value, beginning
  of year                                $12.69   $13.42   $13.63   $13.26
$13.61
--------------------------------------------------------------------------------
---
Income (loss) from operations:
  Net investment income                    0.72     0.70     0.64     0.79
0.77
  Net realized and
    unrealized gain (loss)                 0.43    (0.79)    0.08     0.38
(0.33)
--------------------------------------------------------------------------------
---
Total income (loss)
  from operations                          1.15    (0.09)    0.72     1.17
0.44
--------------------------------------------------------------------------------
---
Less distributions from:
  Net investment income                   (0.73)   (0.64)   (0.66)   (0.80)
(0.79)
  Net realized gains                         --       --    (0.27)   (0.00)(2)
--
  Capital                                    --       --    (0.00)(2)   --
--
--------------------------------------------------------------------------------
---
Total distributions                       (0.73)   (0.64)   (0.93)   (0.80)
(0.79)
--------------------------------------------------------------------------------
---
Net asset value, end of year             $13.11   $12.69   $13.42   $13.63
$13.26
--------------------------------------------------------------------------------
---
Total return                               9.36%   (0.66)%   5.47%    9.12%
3.44%
--------------------------------------------------------------------------------
---
Net assets, end of
  year (000)'s                          $15,096  $13,558  $14,861  $12,238
$11,212
--------------------------------------------------------------------------------
---
Ratios to average net assets:
  Expenses                                 1.37%     1.33%     1.31%     1.31%
1.28%(3)
  Interest expense                           --       --     0.05     0.16
0.30
  Net investment income                    5.69     5.34     4.69     5.85
5.85
--------------------------------------------------------------------------------
---
Portfolio turnover rate                     214%     193%     268%     130%
265%
--------------------------------------------------------------------------------
---


(1) Per share amounts have been calculated using the monthly average shares method.
(2)   Amount represents less than $0.01 per share.
(3)   Amount has been restated from the December 31, 1996 Annual Report.


24 U.S. Government Securities Fund

--------------------------------------------------------------------------------
  For a Class L share of capital stock
  outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                           2000(1)  1999(1) 1998(1)   1997
1996
--------------------------------------------------------------------------------
---

Net asset value, beginning
  of year                                $12.67   $13.40   $13.60   $13.23
$13.58
--------------------------------------------------------------------------------
---
Income (loss) from operations:
  Net investment income                    0.72     0.70     0.65     0.77
0.78
  Net realized and
    unrealized gain (loss)                 0.44    (0.79)    0.08     0.40
(0.33)
--------------------------------------------------------------------------------
---
Total income (loss)
  from operations                          1.16    (0.09)    0.73     1.17
0.45
--------------------------------------------------------------------------------
---
Less distributions from:
  Net investment income                   (0.73}   (0.64)   (0.66)   (0.80)
(0.80)
  Net realized gains                         --       --    (0.27)   (0.00)
--
  Capital                                    --       --    (0.00)      --
--
Total distributions                       (0.73)   (0.64)   (0.93)   (0.80)
(0.80)
--------------------------------------------------------------------------------
---
Net asset value, end of year             $13.10   $12.67   $13.40   $13.60
$13.23
--------------------------------------------------------------------------------
---
Total return                               9.45    (0.67)    5.53     9.18
3.49%
--------------------------------------------------------------------------------
---
Net assets, end of
  year (000)'s                          $15,009  $14,308  $15,407  $14,464
$17,249
--------------------------------------------------------------------------------
---
Ratios to average net assets:
  Expenses                                 1.32%    1.29%    1.27%    1.27%
1.26%(4)
  Interest expense                           --       --     0.05     0.16
0.30
  Net investment income                    5.73     5.38     4.74     5.91
5.87
--------------------------------------------------------------------------------
---
Portfolio turnover rate                     214%     193%     268%     130%
265%
--------------------------------------------------------------------------------
---


(1) Per share amounts have been calculated using the monthly average shares method.
(2)   On June 12, 1998, the former Class C shares were renamed Class L shares.
(3)   Amount represents less than $0.01.
(4)   Amount has been restated from the December 31, 1996 Annual Report.


                                                    Smith Barney Mutual Funds 25

--------------------------------------------------------------------------------
  For a Class Y share of capital stock
  outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

                                           2000(1)  1999(1) 1998(1)   1997
1996
--------------------------------------------------------------------------------
---

Net asset value, beginning
  of year                                $12.68   $13.42   $13.64   $13.27
$13.61
--------------------------------------------------------------------------------
---
Income (loss) from operations:
  Net investment income                    0.83     0.79     0.75     0.88
0.88
  Net realized and
    unrealized gain (loss)                 0.43    (0.78)    0.08     0.39
(0.33)
Total income (loss)
  from operations                          1.26     0.01     0.83     1.27
0.55
--------------------------------------------------------------------------------
---
Less distributions from:
  Net investment income                   (0.84)   (0.75)   (0.78)   (0.90)
(0.89)
  Net realized gains                         --       --    (0.27)   (0.00
0.00
  Capital                                    --       --    (0.00)      --
--
--------------------------------------------------------------------------------
---
Total distributions                       (0.84)   (0.75)   (1.05)   (0.90)
(0.89)
--------------------------------------------------------------------------------
---
Net asset value, end of year             $13.10   $12.68   $13.42   $13.64
$13.27
--------------------------------------------------------------------------------
---
Total return                              10.29%    0.08%    6.29%   10.00%
4.30%
--------------------------------------------------------------------------------
---
Net assets, end of year (000)'s          $2,444   $2,472   $3,447   $5,182
$5,589
--------------------------------------------------------------------------------
---
Ratios to average net assets:
  Expenses                                 0.56%    0.54%    0.52%    0.51%
0.50%(3)
  Interest expense                           --       --     0.05     0.16
0.30
  Net investment income                    6.49     6.10     5.52     6.65
6.64
--------------------------------------------------------------------------------
---
Portfolio turnover rate                  214%     193%     268%     130%
265%
--------------------------------------------------------------------------------
---


(1) Per share amounts have been calculated using the monthly average shares method.
(2)   Amount represents less than $0.01.
(3)   Amount has been restated from the December 31, 1996 Annual Report.


26 U.S. Government Securities Fund

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money Professionally Managed(TM)


Smith Barney
U.S. Government
Securities Fund

--an investment portfolio of
Smith Barney Funds, Inc.


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


Your Serious Money. Professionally Managed.
is a service mark of Salomon Smith
Barney Inc.


(Investment Company
Act file no. 811-01464)
FD02321 4/01


Part B
STATEMENT OF ADDITIONAL INFORMATION



April 30, 2001,

SMITH BARNEY FUNDS, INC.
7 World Trade Center
New York, New York  10048

STATEMENT OF ADDITIONAL INFORMATION

Smith Barney Funds, Inc. (the "fund") currently consists of three portfolios: Large Cap Value Fund, U.S. Government Securities Fund and Short-Term High Grade Bond Fund (collectively referred to as the "portfolios" and individually as a "portfolio"). The Large Cap Value Fund had been named the "Equity Portfolio" prior to February 20, 1998. The Short Term High Grade Bond Fund had been named Short-Term U.S. Treasury Securities Fund prior to July 2, 1998.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide more detailed information about Smith Barney Funds, Inc. as well as matters already discussed in the associated prospectuses, each dated April 30, 2001, as amended and/or supplemented from time to time. Additional information about each portfolio's investments is available in the portfolios' annual and semi-annual reports to shareholders. Each portfolio's prospectus and report may be obtained from the fund at the address listed above or by calling
(800) 421-2010, or from a broker/dealer, financial intermediary, or a financial institution (each called a "Service Agent") or by writing or calling the fund at the address set forth above.


TABLE OF CONTENTS 					PAGE

Investment Policies					   2
Investment Restrictions					 11
Directors and Officers					 13
Additional Information Concerning Taxes			 15
IRA and Other Prototype Retirement Plans		       	 19
Performance Information					 20
Valuation of Shares					 23
Purchase and Redemption of Shares			 23
Investment Management Agreement
  and Other Services					 31
Additional Information about the Manager			 36
Custodian						 36
Transfer Agent and Sub-Transfer Agent			 36
Independent Auditors					 37
Additional Information about the fund			 37
Voting							 37
Financial Statements					 41
Appendix - Ratings of Debt Obligations			 42



INVESTMENT POLICIES

	The prospectus describes the investment objectives and policies of each portfolio. The following discussion supplements the description of each portfolio's investment policies in the prospectus. The investment objectives and policies of each portfolio are non-fundamental and thus may be modified by the Directors of the fund provided that any modification is not prohibited by the portfolios' investment restrictions or applicable laws. Each portfolio's investment adviser is Smith Barney Fund Management LLC, formerly known as SSB Citi Fund Management LLC, ("Smith Barney Fund Management" or the "manager").

	Large Cap Value Fund. The portfolio invests primarily in common stocks offering a current return from dividends although the fund has the authority to invest in some interest-paying debt obligations (such as U.S. government obligations, investment grade bonds and debentures), the portfolio manager under current market conditions has no present intent to make such investments. The portfolio manager may also invest in high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. government securities with broker/dealers or other financial institutions, including the fund's custodian). Under normal market conditions, at least 65% and generally 80% or more of the portfolio's assets will be invested in common stocks of companies that have a market capitalization of at least $5 billion at the time of investment. The portfolio may also purchase preferred stocks and convertible securities. From time to time, a portion of the assets may be invested in non-dividend paying stocks. The portfolio may make investments in foreign securities, although the manager currently intends to limit such investments to 5% of the portfolio's assets (including European, Continental and Global Depositary Receipts). An additional 10% of its assets may be invested in sponsored American Depositary Receipts representing shares in foreign securities that are traded in U.S. securities markets.

	The portfolio may also invest in options (including swaps, caps, collars and floors), unseasoned issuers, REITS and other investment companies and may borrow money as a temporary measure for extraordinary or emergency purposes.

	U.S. Government Securities Fund. The portfolio invests primarily in Government National Mortgage Association ("GNMA") Certificates of the modified pass through type and in mortgage participation certificates issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and will also normally include other "U.S. government obligations," i.e., obligations issued or guaranteed by the United States, its agencies or instrumentalities.

	Under normal market conditions, the portfolio will seek to
invest substantially all of its assets   and the portfolio will
invest not less than 65% of its assets   in such securities.  As a
hedge against changes in interest rates, the portfolio may enter into agreements with dealers in GNMA Certificates to purchase or sell an agreed upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date.

	Short-Term High Grade Bond Fund. The portfolio will seek to achieve its objective by investing its assets primarily in high grade bonds, including U.S. Government securities and corporate obligations. The portfolio's investments will be limited to debt securities that, at the time of investment, are considered to be of "investment grade" quality, i.e., securities rated by a nationally recognized statistical rating organization ("NRSRO") within one of the four highest ratings categories for debt securities, or securities deemed comparable thereto by the manager. In addition, the portfolio will invest primarily in the following securities: corporate bonds rated in one of the three highest categories for debt securities by an NRSRO (such as A or better by Moody's Investor Service, Inc. ("Moodys") or Standard & Poor's Rating Group ("S&P")); U.S. government securities; and negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion.

	In an effort to minimize fluctuations in market value, the dollar weighted average maturity of the portfolio's securities shall normally not be less than one nor more than four years, and the average duration of the portfolio will typically be no greater than 3.5 years. The maximum remaining maturity of the securities in which the portfolio shall normally invest will be no greater than ten years. In calculating the maturity of a mortgage backed security (such as a GNMA Certificate, described below), the portfolio will use the average life of the underlying mortgages in the pool backing the security, which takes into account the expected rate of prepayments.

	The portfolio may maintain a portion of its assets, which will usually not exceed 10%, in money market obligations and in cash to provide for payment of the portfolio's expenses and to meet redemption requests. It is the policy of the portfolio to be as fully invested in debt securities as practicable at all times. The portfolio reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Fixed Income Securities

	Credit Quality. Each portfolio may invest in investment grade bonds, i.e. U.S. government securities or bonds rated, at the time of purchase, in the four highest ratings categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P. Obligations rated in the lowest of the top four rating categories (such as Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that Moody's, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a portfolio, although the manager will consider these events in determining whether the portfolio should continue to hold the securities.

	U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the U.S. treasury or by agencies or instrumentalities of the U.S. government. Some U.S. government securities, such as U.S.
treasury bills and bonds, are supported by the full faith and credit of the U.S. treasury; others are supported by the right of the issuer to borrow from the United States treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the FHLMC are supported only by the credit of the instrumentality. GNMA is a government chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development.
FHLMC is a U.S. government created entity controlled by the Federal Home Loan Banks.

	GNMA Securities. GNMA Certificates are debt securities issued by a mortgage banker or other mortgagee representing an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the U.S. Government Securities portfolio). Unscheduled prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates and either increasing or decreasing the yield realized by the portfolio, depending on the cost of the underlying Certificate and its market value at the time of prepayment. The income portions of monthly payments received by these portfolios will be included in their net investment income. The average life of GNMA Certificates varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, refinancing of such mortgages or foreclosure.

	GNMA Certificates have historically involved no credit risk, however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the U.S. Government Securities portfolio.
Prepayments and scheduled payments of principal will be reinvested by the U.S. Government Securities portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. If a portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

	Zero Coupon Bonds. The U.S. Government Securities Fund and Short-Term High Grade Bond Fund may each invest in zero-coupon debt securities, which may be subject to greater volatility than other types of debt securities. Because zero-coupon securities do not make interest payments, such securities may fall more dramatically when interest rates rise than securities paying out interest on a current basis. However, when interest rates fall, zero-coupon securities may rise more rapidly in value because the securities have locked-in a particular rate of reinvestment that becomes more attractive the further rates fall.

Mortgage-Backed Securities. Mortgage-backed securities are either issued by U.S. government agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. These agencies and instrumentalities include GNMA, FNMA and FHLMC. Privately issued mortgage securities are typically issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the above institutions.

Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Faster or slower than expected prepayments may reduce the value of mortgage-backed securities in a fund's portfolio. Therefore, under certain interest and prepayment rate scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities, notwithstanding any direct or indirect governmental or agency guarantee.

Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds at "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.
A fund's investments in mortgage-backed securities may include conventional mortgage passthrough securities, stripped mortgage-backed securities (SMBS) and certain classes of multiple class collateralized mortgage obligations (CMOs). Examples of SMBS include interest only and principal only securities. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages.

The CMO classes in which a fund may invest include sequential and parallel pay CMOs, including planned amortization class (PAC) and target amortization class (TAC) securities. A fund may also invest in the floating rate mortgage-backed securities listed under "Structured Mortgage-Backed Securities."

Structured Mortgage-Backed Securities. A portfolio may invest in structured mortgage-backed securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators ("reference prices"). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in reference prices.

The structured securities purchased by a portfolio may include interest only (IO) and principal only (PO) securities, floating rate securities linked to the Cost of Funds Index (COFI floaters), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), leveraged or super IOs and POs, inverse IOs, dual index floaters and range floaters.

Risks of Mortgage-Backed Securities. Many mortgage-backed and structured securities are considered to be derivative instruments. Different types of derivative securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

The risk of early prepayments is the primary risk associated with mortgage IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other "lagging rate" floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates.
In addition to the interest rate, prepayment and extension risks described above, the risks associated with transactions in these securities may include: (1) leverage and volatility risk and (2) liquidity and valuation risk. Derivative securities may sometimes increase or leverage a portfolio's exposure to a particular market risk. Leverage enhances the price volatility of derivative securities held by a portfolio.

Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. For thinly traded derivative securities, the only source of price quotations may be the selling dealer.

Equity Securities
Common Stock. Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company. The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything. However, any assets of the company exceeding the amount owed to creditors or preferred shareholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.

Preferred Stock. Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stock is entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities.

Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company's common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment in the event of a bankruptcy to the company's creditors, including holders of the company's debt securities. This junior ranking to creditors makes preferred stock riskier in some respects than fixed income securities.

Convertible Securities. Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company's common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock.

A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock.

Warrants and Stock Purchase Rights. Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer's common stock. Stock purchase rights are frequently issued as a dividend to a company's stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.

Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company in a liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right can only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income primarily from the collection of interest payments. REITs are not taxed on income distributed to shareholders if they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to prepay their obligations. REITs are dependent upon the skills of the REITs' managers and are not diversified. REITs are generally dependent upon maintaining cash flow to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with that industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of these investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500.

Other Transactions, Policies and Risks
    	Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements, wherein the seller agrees to repurchase a security from the portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the portfolio holds the security and which is not related to the coupon rate on the purchased security. The fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the portfolio may be delayed or limited or the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the manager under guidelines approved by the Board of Directors. It is the policy of the fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a portfolio amount to more than 15% of that portfolio's total assets.

	Reverse repurchase agreements involve the sale of a portfolio's securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that a portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating portfolio's assets. The fund's custodian bank will maintain a separate account for the portfolio with securities having a value equal to or greater than such commitments.

	Securities Lending. Each portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. government securities equal to no less than the market value, determined daily, of the securities loaned. A portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities a portfolio may pay reasonable finders, administrative and custodial fees. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the foregoing portfolios will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whom the manager deems to be of good standing and will not be made unless, in the judgment of the manager, the interest to be earned from such loans would justify the risk.

	Short-Term Trading. U.S. Government Securities Fund and Short-Term High Grade Bond Fund may, to a limited degree, each engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. As the portfolio turnover rate increases, so will a portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of a portfolio will fluctuate with the market value of its securities.

	When-Issued, Delayed Delivery and Forward Commitment Investments. Each portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by the portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The portfolio's custodian will maintain, in a segregated account on behalf of the portfolio, cash, U.S. government securities or other liquid securities that have a value equal to or greater than the portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

Temporary Investments. Under unusual economic or market conditions as determined by the manager, a portfolio may depart from its investment goals and invest without limitation in all types of money market instruments and short-term debt securities, including U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; investment grade commercial paper; and repurchase agreements. To the extent a portfolio is investing in short-term investments as a temporary defensive strategy, the portfolio's investment objective may not be achieved.

Portfolio Turnover and Short Term Trading. Each portfolio may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. High portfolio turnover may involve correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the portfolio. These costs may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less, and may thus subject a portfolio's shareholders to greater tax liability.

Restricted and Illiquid Securities. A portfolio may purchase securities that are not registered under the Securities Act of 1933 (1933 Act) or that are subject to other restrictions on their resale ("restricted securities"). These securities may be resold only in privately negotiated transactions and may not be publicly offered and sold until they are registered under the 1933 Act. Restricted securities tend to sell at a lower price than would be available if they were not restricted. Although it may be possible to eliminate restrictions on resale by registering securities under the 1933 Act, this would involve an extra cost to a portfolio and the possibility that the securities might go down in value before the portfolio was able to sell them. Restricted securities can also be difficult to value accurately.

Restricted securities are subject to each portfolio's investment restriction on illiquid investments, unless they are commercial paper offered in accordance with section 4(2) of the 1933 Act or securities eligible for resale in reliance on rule 144A under the 1933 Act. Section 4(2) commercial paper and rule 144A securities will not be subject to a portfolio's investment restriction on illiquid investments if the manager determines, in accordance with policies and procedures adopted by the board, that these securities are in fact liquid. These policies and procedures require the manager to consider, among other things,
(1) the frequency of trades and quotes for the security, (2) the number of dealers willing to sell the security, (3) the number of potential purchasers, (4) dealer undertakings to make a market in the security, (5) the nature of the security and (6) the time needed to dispose of the security. To the extent that liquid section 4(2) commercial paper or rule 144A securities held by a portfolio become temporarily illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of assets invested in illiquid assets would increase.

Any security that was liquid when acquired by a portfolio may later become illiquid, especially during adverse market conditions for that type of security. A perceived loss of liquidity may further reduce the value of securities in declining markets. A portfolio may be forced to sell less liquid securities at a substantial loss if it receives a high volume of redemption requests.

	Foreign Investments. The Large Cap Value Fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the portfolio might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding or other foreign taxes.

	For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.

	The Short-Term High Grade Bond Fund may invest in Yankee obligations, including Yankee obligations of foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. A portfolio's investment performance may be negatively affected by a devaluation of a currency in which the portfolio's investments are quoted or denominated. In general, a portfolio's investment performance may be affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the degree of intervention by U.S. or foreign governments and central banks in the currency markets.

	Options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions such as the portfolio that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

Futures Contracts and Related Options. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Futures contracts and options thereon may be undertaken for hedging and other risk management purposes in an effort to reduce the impact of several kinds of anticipated price fluctuation risks on the securities held by a portfolio. For example, put options on interest rate futures might be purchased to protect against declines in the market values of debt securities occasioned by higher interest rates. If these transactions are successful, the futures or options positions taken by a portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the securities held by a portfolio that is being hedged. On other occasions, a portfolio may enter into contracts to purchase the underlying instrument. For example, futures contracts for the purchase of debt securities might be entered into to protect against an anticipated increase in the price of debt securities to be purchased in the future resulting from decreased interest rates.

The U.S. Government Securities Fund and Short-Term High
Grade Bond Fund may purchase and sell interest rate futures contracts ("futures contracts") and options thereon as a hedge against changes in interest rates. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly.
If interest rates increased and the value of a portfolio's securities declined, the value of the portfolio's futures contracts would increase, thereby protecting the portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the manager expects interest rates to decline, a portfolio might enter into futures contracts for the purchase of securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase.

The U.S. Government Securities Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The U.S. Government Securities Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

A portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the portfolio. Futures and options positions are marked to the market daily and the portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the portfolio.

The Short-Term High Grade Bond Fund and U.S. Government
Securities Fund may not purchase futures contracts or options thereon if, immediately thereafter, more than 10% and 30%, respectively, of their total assets would be so invested. In purchasing and selling futures contracts, each portfolio will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), under which the fund is excluded from regulation as a "commodity pool." CFTC regulations permit use of commodity futures for bona fide hedging purposes without limitations on the amount of assets committed to margin.

Neither the U.S. Government Securities Fund nor Short-Term
High Grade Bond Fund will engage in transactions involving futures contracts or options thereon for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by the portfolio and where the transactions are appropriate to reduce the portfolios' risks.
Each portfolio's futures, and options on futures, transactions
will be entered into for traditional hedging purposes   that is,
futures contracts will be sold to protect against a decline in the price of securities that the portfolio owns, or futures contracts will be purchased to protect the portfolio against an increase in the price of securities it is committed to purchase.

There is no assurance that a portfolio will be able to close out it futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of securities, but the market declines and a portfolio does not invest in securities, the portfolio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the portfolio's securities but the market advances, the portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.

Portfolio Turnover. Each portfolio effects portfolio transactions with a view towards attaining the investment objectives of the portfolio and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a portfolio will bear directly, and may result in the realization of net capital gains, distributions of which are taxable to shareholders. See "Financial Highlights" in the prospectus and "Investment Management Agreement and Other Services - Brokerage" in this SAI.

Economic and Monetary Union (EMU).  EMU began on January 1,
1999 when 11 European countries adopted a single currency the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria.
A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (I) monetary and economic union on this scale has never before been attempted;
(ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds'portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the portfolios.

INVESTMENT RESTRICTIONS

Each of the portfolios is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the portfolio, as defined under the Investment Company Act of 1940, as amended (the "1940 Act") and Rule 18f-2 thereunder (see "Voting"). The portfolios are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies   All portfolios.  Without the approval
of a majority of its outstanding voting securities, no portfolio may:

1.	invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules,
regulations and orders thereunder.
2.	issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as
permitted under the 1940 Act and the rules, regulations and
orders thereunder.
3.	invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation,
securities of the U.S. government (including its agencies
and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
4.	borrow money, except that (a) the portfolio may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities,
and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 -1/3% of the value of its
total assets (including the amount borrowed), valued at the
lesser of cost or market, less liabilities (not including
the amount borrowed), is derived from such transactions.
5.	make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the portfolio may
invest consistent with its investment objectives and
policies; (b) repurchase agreements; and (c) loans of its
portfolio securities, to the fullest extent permitted under
the Act.
6.	engage in the business of underwriting securities issued by
other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the
Securities Act of 1933, as amended, in disposing of
portfolio securities.
7.	for the Large Cap Value Fund and the U.S. Government
Securities Fund: purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.
for the Short-Term High Grade Bond Fund only: purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies).

Nonfundamental Policies. As a nonfundamental policy, no portfolio may:

1.	purchase any securities on margin (except for such short-
term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities
short (except "against the box"). For purposes of this
restriction, the deposit or payment by the portfolio of
underlying securities and other assets in escrow and
collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related
options and options on securities, indexes or similar items
is not considered to be the purchase of a security on
margin;
2.	invest in securities of another investment company except as permitted by Section 12(d)(1) of the Act or as part of a
merger, consolidation, or acquisition;
3.	purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

Additional Nonfundamental Policies - Large Cap Value Fund. As a nonfundamental policy, the Large
Cap Value Fund may not:

1.	invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of
predecessors) or so-called "unseasoned" equity securities
that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market;
2.	invest in any company for the purpose of exercising control
of management;
3.	have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may
not purchase or sell options that are not listed on a
national securities exchange; or
4.	invest in interests in oil or gas or other mineral
exploration or development programs.

	All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

DIRECTORS AND OFFICERS

LEE ABRAHAM, Director
Retired; Director/Trustee of twelve investment companies associated with Citigroup, Inc. ("Citigroup"); formerly Chairman and Chief Executive Officer of Associated Merchandising
Corporation, a major retail merchandising and sourcing organization; His address is 106 Barnes Road, Stamford,
Connecticut 06902; 73.

ALLAN J. BLOOSTEIN, Director
President of Allan J. Bloostein Associates, a consulting firm; Director/Trustee of nineteen investment companies associated with Citigroup; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; His address is 27 West 67th Street, New York, New York 10023; 70.

JANE DASHER, Director
Investment Officer, Korsant Partners, 283 Greenwich Avenue,
Greenwich, Connecticut 06830; Director/Trustee of twelve investment companies associated with Citigroup; Prior to 1997
Independent Financial Consultant; 51.

DONALD R. FOLEY, Director
Retired; 3668 Freshwater Drive, Jupiter, Florida 33477.
Director/Trustee of twelve investment companies associated with Citigroup. Formerly Vice President of Edwin Bird Wilson,
Incorporated (advertising); 78.

RICHARD E. HANSON, Jr., Director
Retired; 2751 Vermont Route 140, Poultney, Vermont 05764.
Director/Trustee of twelve investment companies associated with Citigroup; Formerly Head of School, New Atlanta Jewish Community
High School, Atlanta, Georgia; formerly Headmaster, The Peck
School, Morristown, New Jersey. 60.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill,
12083 Morehead, Chapel Hill, North Carolina 27514,
Director/Trustee of fourteen investment companies associated with Citigroup; Formerly, Chancellor of the University of North
Carolina at Chapel Hill, University of North Carolina; 69.

*HEATH B. McLENDON, Chairman of the Board, President and Chief
Executive Officer
Managing Director of Salomon Smith Barney Inc. ("Salomon
Smith Barney"); Director/Trustee of 77 investment companies associated with Citigroup; Director and President of Smith Barney Fund Management and Travelers Investment Adviser,
Inc. ("TIA"); former Chairman of the Board of Smith Barney Strategy Advisors Inc.; 7 World Trade Center, New York, NY 10048; 67.

RODERICK C. RASMUSSEN, Director
Investment Counselor; 9 Cadence Court, Morristown, New Jersey
07960. Director/Trustee of twelve investment companies associated with Citigroup. Formerly Vice President of Dresdner and Company
Inc. (investment counselors); 74.

JOHN P. TOOLAN, Director
Retired; 13 Chadwell Place, Morristown, New Jersey 07960. Director/Trustee of twelve investment companies associated with Citigroup. Trustee of John Hancock funds; Formerly, Director and Chairman of Smith Barney Trust Company, Director of Salomon Smith Barney Holdings Inc. ("Holdings") and Smith Barney Fund Managerment and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 70.

JAMES E. CONROY, Vice President
Managing Director of Salomon Smith Barney and Vice President of certain investment companies associated with Citigroup;7 World
Trade Center, New York, New York 10048; 49.

GIRI BOGAVELLI, CFA, Vice President and Investment Officer
Vice President of Smith Barney Fund Management LLC and managing director Smith Barney Capital Management; Formerly
Assistant Director of Research at Citibank Global Asset Management,
 a division of Citibank, N.A.; Previously Director of Research and Senior Portfolio Manager at Spare, Kaplan Bishcel & Associates. 100 First Stamford Place, Stamford, CT 06902; 35.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney; Senior Vice President and Treasurer of 88 investment companies associated with Citigroup; Director and Senior Vice President of Smith Barney Fund Management and TIA; 43.

PAUL BROOK, Controller
Director of Salomon Smith Barney and Controller or Assistant
Treasurer of 43 investment companies associated with Citigroup;
Managing Director of AMT Capital Services Inc. from 1997-1998;
Partner with Ernst & Young LLP prior to 1997; 47.

CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney; Secretary of 60 investment companies associated with Citigroup; Secretary and General Counsel of Smith Barney Fund Management and TIA; 50.
_________________________
* Designates a Director of the fund who is an "interested person" of the fund as defined in the 1940 Act. The business address of each such Director and of each officer listed above, is 388 Greenwich Street, New York, New York 10013, unless otherwise indicated.

	As of April 11, 2001, directors and officers owned in the aggregate less than 1% of the outstanding shares of each portfolio.

The following table shows the compensation paid by the fund to each Director during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested directors of the fund are compensated by Salomon Smith Barney. The fund pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $60,000 per annum and are allocated based on relative net assets of each fund in the group plus a per meeting fee of $2500 with respect to in- person meetings. In addition, these directors receive $100 per fund for each telephone meeting plus reimbursement for travel and out-of-pocket expenses. For the fund's fiscal year ended December 31, 2000, such fees and expenses totaled $13,769.


COMPENSATION TABLE tc "COMPENSATION TABLE"






Director/Trustee



Aggregate
Compensati
on from
fund


Pension or
Retirement
Benefits
Accrued as
part of fund
Expenses



Total
Compensat
ion from
fund
Complex

Number of
Funds for
Which
Person
Serves
Within
fund
Complex
(as of
4/30/01)

Lee Abraham
$1,027
$0
$72,800
12
Allan J. Bloostein
$1,108
$0
$109,500
19
Jane Dasher
$1,227
$0
$75,000
12
Donald R. Foley+
$1,227
$0
$74,900
12
Paul Hardin
$1,227
$0
$93,150
14
Richard E. Hanson, Jr.
$1,227
$0
$74,800
12
Heath B. McLendon*
$0
$0
$0
77
Roderick C. Rasmussen+
$1,227
$0
$74,900
12
John P. Toolan+
$1,227
$0
$74,900
12





________________________
*  Designates a Director who is an "interested person".
+ Pursuant to a deferred compensation plan, the indicated Directors have elected to defer payment of the following amounts of their compensation from the fund: Donald R. Foley - $330, John
P. Toolan - $1,227, and Roderick Rasmussen - $412, and the following amounts of their compensation from the fund Complex:
Donald R. Foley: $24,000, John P. Toolan: $74,900, and Roderick
Rasmussen: $30,000.

Upon attainment of age 72 the fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's Directors/Trustees together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, the total paid to Emeritus Directors by the fund was $457 which was paid to Joseph Fleiss.

ADDITIONAL INFORMATION CONCERNING TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a portfolio of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Portfolios and their Investments

Each portfolio intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the portfolio's taxable year, (i) at least 50% of the market value of the portfolio's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.
As a regulated investment company, each portfolio will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% the sum of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute.

The Code imposes a 4% nondeductible excise tax on each portfolio to the extent the portfolio does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.
Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a portfolio's distributions, to the extent derived from the portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.


At December 31, 2000, the unused capital loss carryovers of the portfolios were approximately as follows: Short-Term High Grade Bond Fund: $8,558,000, U.S. Government Securities Fund:
$14,501,000 and Large Cap Value Fund: $1,536,000. For federal income tax purposes, these amounts are available to be applied against future securities gains, if any, realized. The carryovers expire as follows:

							December 31,
								(in thousands)

2002
2003
2004
2007
2008
Short-Term High Grade Bond Fund
$3,858
$1,124
$971
$1,804
$801
U.S. Government Securities Fund
------
-------
------
$8,818
$5,683
Large Cap Value Fund
------
------
------
$1,536
------

The U.S. Government Securities Fund and the Short-Term High
Grade Bond Fund may invest in "zero coupon" securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, each portfolio will be required to accrue as income a portion of this original issue discount even though the portfolio will receive no cash payment of interest with respect to these securities. In addition, if the portfolio acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the portfolio may elect to include in income each year a portion of this market discount.

Each portfolio will be required to distribute substantially all of its income (including accrued original issue and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of the 4% excise tax referred to above. Therefore, a portfolio may be required in some years to distribute an amount greater than the total cash income the portfolio actually receives. In order to make the required distribution in such a year, a portfolio may be required to borrow or to liquidate securities. The amount of cash that a portfolio would have to distribute, and thus the degree to which securities would need to be liquidated or borrowings made, would depend upon the number of shareholders who chose not to have their dividends reinvested.

A portfolio's transactions in options and futures, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a portfolio and defer portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the portfolio as a regulated investment company.

A portfolio's investment in Section 1256 contracts, such as regulated futures contracts and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the portfolio.


Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Large Cap Value Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Large Cap Value Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Large Cap Value Fund will reduce the return from its investments.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the portfolio not later than such December 31, provided that such dividend is actually paid by the portfolio during January of the following calendar year. Each portfolio intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each portfolio currently expects to distribute any such excess annually to its shareholders. However, if a portfolio retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the portfolio on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a portfolio designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the portfolio. Dividends and distributions paid by a portfolio (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the portfolio) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a portfolio's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of the shareholder's basis in his shares of the portfolio, and as a capital gain thereafter (if the shareholder holds his shares of the portfolio as capital assets).

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If a portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a portfolio share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

Backup Withholding. Each portfolio may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by each portfolio as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the portfolio to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the portfolio's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the portfolio to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain tax consequences affecting the portfolios and their shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.

IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the IRS and are available from the fund or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

 	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	The Taxpayer Relief Act of 1997 changed the requirements for determining whether or not you are eligible to make a deductible
IRA contribution. If you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 2000, a full deduction is permitted if your combined AGI is $52,000 or less ($32,000 or less for unmarried individuals); a partial deduction will be allowed when AGI is between $52,000- $62,000 ($32,000-$42,000 for an unmarried individual); and no deduction will be allowed when AGI is above $62,000 ($42,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

	The rules applicable to so-called "Roth IRAs" differ from those described above.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $25,500) of each participant's compensation. Compensation is capped at $170,000 for 2000.


Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the fund through the Smith Barney Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

PERFORMANCE INFORMATION

	From time to time the fund may advertise a portfolio's total return, average annual total return and yield in advertisements.
In addition, in other types of sales literature the fund may also advertise a portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the portfolio were reinvested on the reinvestment dates during the period less the maximum sales load charged upon reinvestment and less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote a portfolio's total return for present shareholders that eliminates the sales charge on the initial investment.

	A portfolio's "average annual total return," is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

					P(1 + T)n = ERV

	Where:		P	=	a hypothetical initial payment
of $1,000.

			T	=	average annual total return.

			n	=	number of years.

			ERV	=	Ending Redeemable Value of a
hypothetical $1,000 investment made
at the beginning of a 1-, 5- or 10-
year period at the end of a 1-, 5-
or 10-year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the portfolio.


	Each portfolio's average annual total return with respect to its Class A Shares for the one-year period, five-year period, ten-year period (if applicable), and for the life of the portfolio ended December 31, 2000 is as follows:



One Year
Five Years
Ten Years
Life
Inception
Date
Large Cap Value
7.31%
12.57%
13.78%
12.29%
5/18/67
U.S. Government
4.96%
4.84%
6.75%
8.45%
10/9/84
Short-Term High
Grade
7.67%
4.64%
N/a-
5.39%
11/11/91


	Each portfolio's average annual total return with respect to its Class B Shares (where applicable)for the one-year period, five year and the life of such portfolio's Class B shares through December 31, 2000 is as follows:

Portfolio 			One Year	Five Years	Life
	Inception Date

Large Cap Value			7.01%		12.73%		15.20%
		11/7/94

U.S. Government		 	4.86%		5.12%		7.18%
	11/7/94

	Each portfolio's average annual total return with respect to its Class L Shares for the one-year period, five-year period and for the life of such portfolio's Class L shares through December
31, 2000 is as follows:

 Portfolio			One Year	Five Years	Life
	Inception Date

Large Cap Value 			9.97%		12.63%		12.77%
		12/2/92

U.S. Government			7.35%		5.11%		5.63%
	12/2/92


	Each portfolio's average annual total return with respect to its Class Y Shares* for the one-year period, five year period and for the life of such portfolio's Class Y shares through December
31, 2000 is as follows:

Portfolio			One Year	Five Years	Life
	Inception Date

Large Cap Value			13.30%		n/a-		13.69%
		2/06/96

U.S. Government			10.29%		6.13%		6.37%
	1/12/93

Short-Term High Grade		8.18%		n/a		5.13%
	2/07/96

*Class Y shares do not incur sales charges nor deferred sales charges.

	Each portfolio's average annual total return with respect to its Class Z Shares** (where applicable) for the one-year period, five year period and for the life of such portfolio's Class Z shares through December 31, 1999 is as follows:

Portfolio			One Year	Five Years		Life
	Inception Date

Large Cap Value 			13.27%		14.11%
	16.52%			11/07/94

**Class Z shares do not incur sales charges nor deferred sales charges.
If the maximum sales charges or applicable CDSCs had not been deducted, the average annual total returns would have been as follows:

Each portfolio's average annual total return with respect to its Class A Shares for the one-year period, five-year period, ten-year period (if applicable), and for the life of the portfolio ended December 31, 2000 is as follows:



One Year
Five Years
Ten Years
Life
Inception
Date
Large Cap Value
12.92%
13.73%
14.36%
11.44%
5/18/67
U.S. Government
9.93%
5.81%
7.24%
8.76%
10/9/84
Short-Term High
Grade
7.67%
4.64%
n/a
5.39%
11/11/91


	Each portfolio's average annual total return with respect to its Class B Shares (where applicable) for the one-year period and the life of such portfolio's Class B shares through December 31, 2000 is as follows:

Portfolio 			One Year	Five Years	Life
	Inception Date

Large Cap Value			12.01%		12.85%
	15.20%		11/7/94

U.S. Government		 	9.36%		5.28%		7.18%
	11/7/94

	Each portfolio's average annual total return with respect to its Class L Shares for the one-year period, five-year period and for the life of such portfolio's Class L shares through December
31, 2000 is as follows:

 Portfolio				One Year	Five Years	Life
	Inception Date

Large Cap Value 				12.08%		12.86%
	12.92%		12/2/92

U.S. Government			 	9.45%		5.33%		5.76%
	12/2/92


	Note that effective October 10, 1994 Class C shares were reclassified as additional Class A shares with respect to the Large Cap Value Fund and that effective November 7, 1994 Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Fund. In addition, effective November 7, 1994 then existing Class B shares of each portfolio were designated as Class C shares. Each portfolio (except the Short-Term High Grade Bond Fund) began to offer new Class B shares on November 7, 1994. Each portfolio's Class C shares were reclassified as Class L shares on June 12, 1998.

	Each portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the portfolio; income on short-term obligations is based on current payment rate. For the 30-day period ended December 31, 2000, U.S. Government Fund's Class A share, Class B, Class L share and Class Y share yields were 5.93%, 5.76%, 5.75% and 6.58%, respectively. For the 30-day period ended December 31, 2000, Short-Term High Grade Bond Fund's Class A share and Class Y share yields were 5.66% and 6.09%, respectively.

	The Fund calculates current dividend return for the U.S. Government Securities Fund by analyzing the most recent quarterly distribution from investment income, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Large Cap Value Fund by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Short-Term High Grade Bond Fund by analyzing the most recent monthly distribution, including net equalization credits and debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the fund may include a portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

	A portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the portfolio's current dividend return to yields published for other investment companies in other investment vehicles. Current dividends return should also be considered relative to changes in the value of the portfolio's shares and to the risks associated with the portfolio's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

	Performance information may be useful in evaluating a portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of each portfolio changes in response to fluctuations in market conditions, interest rates and portfolio expenses, no performance quotation should be considered a representation as to the portfolio's performance for any future period.


VALUATION OF SHARES

	The net asset value of each portfolio's classes of shares will be determined on any day that the New York Stock Exchange is open. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr's. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class of a portfolio may differ.


PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

	Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

	Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the funds. When purchasing shares of the funds, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services (the "sub-transfer agent") are not subject to a maintenance fee.

Purchases of the fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or a Salomon Smith Barney UIT. There are no minimum investment requirements for Class Z shares; however the Fund reserves the right to vary this policy at any time. Shareholders acquiring Class Z shares through a Qualified Plan or a Salomon Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

	Investors in Class A, Class B and Class L shares may open an account in the funds, where offered, by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the funds through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class
L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a UIT sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The funds reserve the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

	Purchase orders received by the funds or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the funds or the funds' agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent, payment for shares of the funds is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

	Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Volume Discounts

	The schedules of sales charges described in the prospectus apply to purchases of shares of the U.S. Government Securities Fund or Large Cap Value Fund made by any "purchaser," which term is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code (the "Code") and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; or (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Service Agent.

Sales Charge Waivers and Reductions

	Initial Sales Charge Waivers. Purchases of Class A shares of the U.S. Government Securities Fund or Large Cap Value Fund may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) (k) accounts associated with Copeland Retirement Programs and (l) Travelers Indemnity Company under the Collateral Choice Program. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation

	Class A shares of the U.S. Government Securities Fund and Large Cap Value Fund may be purchased by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the portfolio and of portfolios sponsored by Salomon Smith Barney which are offered with a sales charge listed under "Exchange Privilege" below then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Group Purchases

	Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined in accordance with the schedule in the prospectus and will be based upon the aggregate sales of Class A shares of the Smith Barney funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Salomon Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Salomon Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring fund shares at a discount and (c) satisfies uniform criteria which enable Salomon Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the portfolio and the members, and must agree to include sales and other materials related to the fund in its publications and mailing to members at no cost to Salomon Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Salomon Smith Barney.

Letter of Intent

	Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the sales charge table in the prospectus includes purchases of all Class A shares of a portfolio and other Smith Barney funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Service Agent or Citi Fiduciary Trust Company (the "Transfer Agent") to obtain a Letter of Intent application.

	Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of a portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a CDSC of 1.00%.
Each portfolio expects that such transfer will not be subject to Federal income taxes. Please contact a Service Agent or the Transfer Agent for further information.

Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. may be purchased by plans investing at least
$1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares
(other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Service Agent or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.   If,
at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any
year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney
ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial
Consultant.

Retirement Programs Investing in Class B Shares:   Class B
shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class
B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 591/2 by an employee in the participating plan;
(e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

	Each portfolio offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of each portfolio is equal to the net asset value per share at the time of purchase, plus for Class A shares of Large Cap Value Fund and U.S. Government Securities Fund an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class L shares, and Class A shares of Large Cap Value Fund and U.S. Government Securities Fund when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

	The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings),
(b) when trading in the markets the portfolio normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the portfolio's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10 day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

	The fund has committed itself to pay in cash all requests for redemption by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limit may be paid in portfolio securities, in cash or any combination or both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of a portfolio who own shares of the portfolio with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a portfolio, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it.
Withdrawal payments should not be considered as income from investment in a portfolio. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the portfolio at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders of a portfolio who wish to participate in the Withdrawal Plan and who hold their shares of the portfolio in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION AND EXCHANGE
PROGRAM.

	None of the portfolios nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each portfolio and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each portfolio reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Waivers of CDSC

The CDSC for Large Cap Value Fund and U.S. Government Securities Fund will be waived on: (a) exchanges (see ''Exchange Privilege'' in the respective prospectus); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'' in the respective prospectus) (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption. CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any of the Smith Barney funds may exchange all or part of their shares for shares of the same Class of other Smith Barney funds, on the basis of relative net asset value per share at the time of exchange as follows:

	1	Class A and Class Y shares of a portfolio may be
exchanged without a sales charge for the respective shares of any of the Smith Barney funds.

	2	Class B shares of a portfolio may be exchanged without
a sales charge. Class B shares of the portfolio exchanged for Class B shares of another Smith Barney Mutual fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	3	Class L shares of any portfolio may be exchanged
without a sales charge. For purposes of CDSC applicability, Class L shares of the portfolio exchanged for Class C shares of another Smith Barney Mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

	Dealers other than Salomon Smith Barney must notify the Transfer Agent of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph 1 above.

	The exchange privilege enables shareholders in any Smith Barney Mutual fund to acquire shares of the same Class in a portfolio with different investment objectives when they believe a shift between portfolios is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the portfolio shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding Exchanges. The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund and its shareholders. Accordingly, if the fund's management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fFund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The fund's policy on excessive trading applies to investors who invest in the fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectus.

	During times of drastic economic or market conditions,
the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate
components   redemption orders with a simultaneous request to
purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.


INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

	For the fiscal years ended December 31, 1998, 1999 and 2000, the investment management fees paid by each portfolio were as follows:

Portfolio			  1998		1999		2000

U.S. Government		$1,471,185	$1,260,250	$1,152,616
Large Cap Value		$6,734,520	$7,651,395	$6,929,971
Short-Term High Grade	$   470,058	$   495,532	$  448,049

	Pursuant to the Management Agreement, the management fee for the Large Cap Value Fund is calculated at a rate in accordance with the following schedule: 0.60% of the first $500 million of average daily net assets; 0.55% of the next $500 million; and 0.50% of average daily net assets over $1 billion. The management fee for the U.S. Government Securities Fund is calculated at a rate in accordance with the following schedule: 0.50% of the first $200 million of aggregate average daily net assets of the portfolio, and 0.40% of the aggregate average daily net assets of the portfolio in excess of $200 million. The management fee for the Short-Term High Grade Bond Fund is calculated at the annual rate of 0.45% of such portfolio's average daily net assets.

	The Management Agreement for each of the portfolios further provides that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of a portfolio are borne by the portfolio or the fund. Expenses payable by a portfolio or the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the fund's shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each portfolio; general corporate expenses are allocated among the various portfolios on the basis of relative net assets.

	Code of Ethics Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

	A copy of the fund's code of ethics is on file with the SEC.


DISTRIBUTOR

Effective June 5, 2000, the fund has entered into an agreement with Salomon Smith Barney located at 388 Greenwich
Street, New York, New York 10013 to distribute the fund's shares on a best efforts basis pursuant to a distribution agreement. Prior to June 5, 2000, CFBDS, Inc. served as the fund's distributor.

To compensate Salomon Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b 1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares , calculated at the annual rate of 0.75% of the value of the fund's average daily net assets attributable to those classes primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.

	For the year ended December 31, 2000, the fees which have been paid to Salomon Smith Barney pursuant to Rule 12b-1 for the fund are set out in the table below. Distribution expenses included compensation of Financial Consultants, printing costs of prospectuses and marketing materials.

Portfolio			Class A		Class B		Class
L		Class Y		Total

Large Cap Value		$1,679,665	$1,019,285	$930,951	N/A
	$3,629,901
U.S. Government		$522,500	$101,602	$95,553
	N/A		$717,655
Short-Term High Grade	$167,474	N/A	    	N/A		N/A
	$167,474


For the fiscal year ended December 31, 2000, Salomon Smith Barney incurred the following distribution expenses for the fund:






Portfolio

Salomon
Smith
Barney
Financial
Consultant
s




Branch
Expenses



Marketing
and
Advertisin
g




Printing
Expense




Interest
Expense





Total
Large Cap
Value

$1,860,284

$1,727,268

$150,809

$13,012

$18,411

$3,769,78
4
U.S. Gov't
Securities

$487,272

$447,719

$38,067

$1,797

$7,125

$981,980
Short-Term
High Grade

$81,071

$176,822

$10,559

$3,186

$0

$271,638



Commissions on Class A Shares. For the period January 1, 1998 through October 7, 1998 and for the period October 8, 1998 through December 31, 1998, the aggregate dollar amounts of commissions on Class A shares, are as follows:


Name of Fund
01/01/98
through
10/07/98*
10/08/98
through
12/31/98**

Large Cap Value
$591,000
$101,000

U.S. Government
$117,000
$40,000

Short-Term High Grade
$0
$0


*The entire amount was paid to Salomon Smith Barney.
** The following amounts were paid to Salomon Smith Barney:
$90,900, $36,000,  and $0, respectively.

For the fiscal years ended December 31, 1999 and 2000 the aggregate dollar amounts of commissions on Class A shares are as follows:


Name of Fund
Fiscal Year
Ended
12/31/99*
Fiscal Year
Ended
12/31/00**

Large Cap Value
$820,000
$317,000

U.S. Government
$113,000
$286,000

Short-Term High Grade
$0
$0


* The following amounts were paid to Salomon Smith Barney:
$738,000, $101,700  and $0, respectively.
** The following amounts were paid to Salomon Smith Barney:
$285,300, $257,400  and $0, respectively.

Commissions on Class L Shares. For the period June 12, 1998 through October 7, 1998 and for the period October 8, 1998 through October 31, 1998, the aggregate dollar amounts of commission on Class L shares are as follows:


Class L
(On June 12, 1998, Class
C shares were renamed
Class L Shares)*

Name of Fund
06/12/98
through
10/07/98*
10/08/98
through
10/31/98**
Large Cap Value
$103,000
$42,000
U.S. Government
$7,000
$9,000
Short-Term High Grade
$0
$0

*The entire amount was paid to Salomon Smith Barney.
** The following amounts were paid to Salomon Smith Barney:
$37,800, $8,100, and $0, respectively.

For the fiscal years ended December 31, 1999 and 2000 the aggregate dollar amounts of commissions on Class L shares are as follows:


Name of Fund
Fiscal Year
Ended
12/31/99*
Fiscal Year
Ended
12/31/00**

Large Cap Value
$453,000
$218,000

U.S. Government
$20,000
$22,000

Short-Term High Grade
$0
$0


* The following amounts were paid to Salomon Smith Barney:
$407,700, $18,000 and $0, respectively.
** The following amounts were paid to Salomon Smith Barney:
$196,200, $19,800 and $0, respectively.

	As set forth in the prospectus, a contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B and Class L shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares of the Large Cap Value Fund the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of the U.S. Government Securities Fund the maximum CDSC is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1.00% is imposed on redemptions of Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate and Class L shares if such redemptions occur within 12 months from the date such investment was made.
Any sales charge imposed on redemptions is paid to the distributor of the fund shares.

For the fiscal years ended December 31, 1998, 1999, and 2000, the CDSC paid by each portfolio were as follows:

Class A
Portfolio			  1998		1999		2000

U.S. Government		$13,000		$2,000
	$31,000
Large Cap Value		$ 2,000		$4,000
	$20,000
Short-Term High Grade	N/A 		N/A 		N/A

Class B
Portfolio			     1998	 	  1999		2000

U.S. Government		$33,000		$26,000
	$34,000
Large Cap Value		$60,000		$176,000	$322,000
Short-Term High Grade	N/A 		N/A 		N/A

Class L*
Portfolio			     1998	 	  1999		2000

U.S. Government		$0		$3,000		$3,000
Large Cap Value		$7,000		$27,000
	$34,000
Short-Term High Grade	N/A 		N/A 		N/A


Portfolio Transactions
Large Cap Value Fund   Brokerage

	The manager is responsible for allocating the Large Cap Value Fund's brokerage transactions in equity securities. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Salomon Smith Barney. Salomon Smith Barney has acted as the fund's principal broker on behalf of the Large Cap Value Fund and has received a substantial portion of brokerage fees paid by such portfolio. The portfolio will not deal with Salomon Smith Barney in any transaction in which Smith Barney acts as principal.

	The fund attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and prompt reliable execution. In the opinion of the manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the manager takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

	Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the manager takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the portfolio such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the expenses of the manager or Smith Barney in connection with services rendered to other advisory clients and not all such services may be used in connection with the portfolio.

	Shown below are the total brokerage fees paid by the Large Cap Value Fund during 1998, 1999 and 2000. Also shown is the portion paid to Salomon Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 2000, the total amount of commissionable transactions was $761,361,926; $24,490,859 (3.2%)
of which was directed to Salomon Smith Barney and executed by unaffiliated brokers and $736,871,067 (96.8%) of which was directed to other brokers.



Total
For
Execution
Only To
Smith
Barney



To Others

To Others For
Execution,
Research
and Statistical
Services

199
8
$1,365,675
$346,078*
25.3%
$1,019,597
74.7
%
$0
0%
199
9
$1,041,437
$21,216*
2.0%
$995,729
95.6
%
$24,492
2.4%
200
0
$983,743
$21,541*
2.2%
$917,618
93.3
%
$44,584
4.5%
_________________
*Directed to Salomon Smith Barney and executed by unaffiliated brokers.

	The Board of Directors of the fund has adopted certain policies and procedures incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to Salomon Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

All portfolios - Other portfolio Transactions

	The fund's fixed income securities ordinarily are purchased from and sold to parties acting as either principal or agent.
Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which the manager determines that the best execution will be obtained. (Newly issued U.S. Treasury securities would be purchased through the auction process.) Usually no brokerage commissions, as such, are paid for purchases and sales of fixed-income securities, which are typically undertaken through principal transactions, although the price paid usually includes compensation to the dealer acting in the form of a spread or mark-up. The prices paid to underwriters of newly issued securities (other than U.S. Treasury Securities) typically include a concession paid by the issuer to the underwriter, and purchasers of after-market fixed-income securities from dealers ordinarily are executed at a price between the bid and asked price.

	Transactions in fixed-income securities are allocated to various broker-dealers by the manager in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, broker-dealers may be selected for research, statistical or other services to enable the manager to supplement its own research and analysis with the views and information of other securities firms. The Fund may utilize Salomon Smith Barney as a commodities broker in connection with entering into options and futures contracts.

	Research services furnished by broker-dealers through which the fund effects securities transactions may be used by the manager in managing other investment funds and, conversely, research services furnished to the manager by broker-dealers in connection with other funds the manager advises may be used by the manager in advising the fund. Although it is not possible to place a dollar value on these services, the manager is of the view that the receipt of the services should not reduce the overall costs of its research services.

	Investment decisions for each portfolio are made independently from those of other portfolios, and other investment companies managed by the manager. If those investment companies are prepared to invest in, or desire to dispose of, investments at the same time as the fund, however, available investments or opportunities for sales will be allocated equitably to each client of the manager. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the fund or the price paid or received by the fund.


ADDITIONAL INFORMATION ABOUT THE MANAGER

Smith Barney Fund Management LLC, formerly known as SSB Citi Fund Management LLC,, 7 World Trade Center, New York, NY 10048 was formed in 1999 and renders investment management advice to investment companies with aggregate assets under management in excess of $133 billion as of March 31, 2001. The manager is an affiliate of Salomon Smith Barney. The manager and Salomon Smith Barney are subsidiaries of Citigroup, a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, Smith Barney Fund Management, Travelers Life & Annuity, and Travelers Property Casualty.

CUSTODIAN

	Portfolio securities and cash owned by the fund are held in the custody of PFPC Trust Company, 8800 Tinicum Boulevard,
Philadelphia, Pennsylvania 19153 (foreign securities, if any, will be held in the custody of the Barclays Bank, PLC).

	In the event of the liquidation or dissolution of the fund, shares of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.

TRANSFER AGENT AND SUB-TRANSFER AGENT

Citi Fiduciary Trust Company (the "Transfer Agent"), located at
125 Broad Street, New York, New York 10004 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at P.O. Box 9699, Providence, Rhode Island, 02940-9699, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

INDEPENDENT AUDITORS

	KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the fund's independent auditors for its fiscal year ending December 31, 2001 to examine and report on the fund's financial statements and financial highlights.

ADDITIONAL INFORMATION ABOUT THE FUND

	The fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Fund has outstanding three series of shares, each representing shares in separate portfolios, and the Board of Directors may authorize the issuance of additional series of shares in the future. The assets of each portfolio are segregated and separately managed and a shareholder's interest is in the assets of the portfolio in which he or she holds shares. Class A, Class B, Class L, Class Y and Class Z (where available) shares of any portfolio represent interests in the assets of the portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan which pertain to a particular Class. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

	The Articles of Incorporation of the fund permit the Board of Directors to establish additional portfolios of the fund from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and may differ from those set forth in the prospectus and this Statement of Additional Information.


 VOTING

	As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

	As used in the prospectus and this SAI, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund (or the affected portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the fund (or the affected portfolio or class) are represented at the meeting in person or by proxy. A portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio or class in the matter are identical or that the matter does not affect any interest of the portfolio or class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the portfolio affected by the matter; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all fund shares voting without regard to portfolio.

As of April 11, 2001, the following table contains a list of shareholders who of record or beneficially own at least 5% of the outstanding shares of a particular class of shares of a portfolio of the fund:

Large Cap Value Fund
Class Y
Holder					% of shares
Smith Barney Concert Series, Inc.		37.2325%
Concert Growth Portfolio
PNC Bank, N.A.
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111

Smith Barney Concert Series, Inc.		17.8531%
Concert High Growth Portfolio
PNC Bank, N.A.
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111

Smith Barney Concert Series, Inc.		10.8923%
Select Growth Portfolio
PNC Bank
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111

Smith Barney Concert Series, Inc.		9.5217%
Balanced Portfolio
PNC Bank
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111

Smith Barney				7.4386%
Illinois College Program Equity
Select Balanced Portfolio
PNC Bank
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113

Large Cap Value Fund
Class Z
Holder
State Street Bank & Trust Cust		98.2531%
The Travelers Group 401(k)
Savings Plan
Attn: Rick West
225 Franklin Street
Boston, MA 02101

					%of shares
Short-Term High Grade Bond Fund
Class A
Holder
Travelers Insurance Company		6.7117%
Attn: Shareholder Accounting, 6 MS
One Tower Square
Hartford, CT 06183

Class Y
Holder
Smith Barney Concert Series, Inc.		39.3730%
Concert Balanced Portfolio
PNC Bank, N.A.
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111

Smith Barney Concert Series, Inc.		18.5015%
Select Balanced Portfolio
PNC Bank, N.A.
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111


Smith Barney Concert Series, Inc.		10.2696%
Concert Conservative Portfolio
PNC Bank
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111


Smith Barney Concert Series, Inc.		9.0687%
Concert Income Portfolio
PNC Bank
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111

Smith Barney		.		5.6874%
Scholars Choice Portfolio Four (Balanced)
PNC Bank
Attn: Sheila Heacock
8800 Tinicum Blvd., 3rd Floor, Suite 200
Philadelphia, PA 19153-3111


U.S. Government Securities Fund
Class A
Holder
Travelers Insurance Company		9.2929%
Attn: Shareholder Accounting, 6MS
One Tower Square
Hartford, CT 06183

Smith Barney Multi Choice Trust.		6.0778%
Smith Barney Corporate Trust Co.
Two Tower Center
P.O. Box 2063
East Brunswick, NJ 08816-1063

					% of shares
Class Y
Holder
Virginia P. Swindal TR			32.4000%
UAD   4-09-92
Virginia P. Swindal Rev Trust
5111 South Nichols Street
Tampa, FL   33611   4132

Luby Enterprises Inc.			19.8754%
Attn:  Chester Luby
6845 West 13th Avenue
Lakewood, CO 80125-5205

Frederick L. Swindal TTEE		15.2467%
UAD 4-9-92
Frederick L. Swindal Rev Trust
5111 S. Nichols Street
Tampa, FL   33611   4132

E. J. Browder and			12.5746%
  Mrs. Peggy J. Browder     JTWROS
2208 Kristin Ln.
Bartlesville, OK   74006 - 6313

Avron J. Wahl				11.2423%
SSB SEP  IRA Custodian
717 Ocean Avenue
Unit 1003
Long Branch, NJ   07740

Baxter P. Freeze &			5.0493%
 Anne Freeze TRS
U/A/D 4/24/92
Baxter P. Freeze Charitable TR
201 Greensboro Road #C254
High Point NC   27260 - 3482



Styles of fund management In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.


	Classic Series - our portfolio manager driven funds Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

	Index Series   funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

	Premier Selections Series   our best ideas, concentrated
funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series   driven by exhaustive fundamental
securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series   our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.



FINANCIAL STATEMENTS

	The Fund's financial information is incorporated by reference to the fund's Annual Reports to Shareholders for the
fiscal year ended December 31, 2000.   The annual reports were
filed March 9, 2001 with the SEC, accession number 950130-01-
500229.



APPENDIX - DESCRIPTION OF MOODY'S, S&P AND
FITCH IBCA, INC. RATINGS

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

Aaa--Bonds that are rated Aaa are judged to be of the best quality, carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments with respect to these bonds are protected by a large or by an exceptionally stable margin, and principal is secure. Although the various protective elements applicable to these bonds are likely to change, those changes are most unlikely to impair the fundamentally strong position of these bonds.

Aa--Bonds that are rated Aa are judged to be of high quality by all standards and together with the Aaa group comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or other elements may be present that make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest with respect to these bonds are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered to be medium grade obligations, that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short~term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the description MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rates Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations, normally evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS:

AAA--These bonds are the obligations of the higher quality and have the strongest capacity for timely payment of debt service.

General Obligation Bonds rated AAA--In a period of economic stress, the issuers of these bonds will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds Rated AAA--Debt service coverage with respect to these bonds has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A--Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service.

General Obligation Bonds Rated A--There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.
Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds Rated A--Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

BBB--The bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas bonds in this group normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Bonds rated BBB have the fourth strongest capacity or payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF FITCH IBCA, INC. MUNICIPAL BOND RATINGS:

AAA -- Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

AA -- Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A -- Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

DESCRIPTION OF FITCH SHORT-TERM RATINGS:

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal andinvestment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

F1 + -- Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 -- Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 -- Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 -- The capacity for time timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.




62


PART C  OTHER INFORMATION

Item 23.  Exhibits

	(a)	(1)	Articles Supplementary dated November 16, 1992
are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 49.

		(2)	Articles Supplementary dated October 29, 1992
are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 49.

		(3)	Articles of Amendment dated October 29, 1992 are
incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 49.

		(4)	Articles Supplementary dated September 6, 1991
are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 46.

		(5)	Articles Supplementary dated October 31, 1990
are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 43.

		(6)	Articles Supplementary dated march 27, 1986, May
15, 1985, December 28, 1984, August 2, 1984,
June 8, 1984, February 26, 1972 and April 25,
1967 are incorporated by reference to Exhibits
1(a) through (g) to Post-Effective Amendment No.
39.

		(7)	Articles of Incorporation dated December 1, 1966
are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 39.

(8) Articles Supplementary dated December 14, 1993 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 54.

(9) Articles of Amendment, dated June 12, 1998, is incorporated by reference to Post-Effective
Amendment No. 63.

(10) Articles of Amendment, dated July 2, 1998, is incorporated by reference to Post-Effective
Amendment No. 63.

	(b)	Bylaws of the Fund are incorporated by reference to
Exhibit 2 to Post-Effective Amendment No. 39.

	(c)	(1)	Specimen Stock Certificates for the Income and
Growth Portfolio (now, Large Cap Value Fund), and the
U.S. Government Securities Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment
No. 39.

		(2)	Specimen Stock Certificate for the Short-Term
U.S. Treasury Securities Portfolio is
incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No.53.


	(d)	(1)	Management Agreement between Short-Term U.S.
Treasury Securities Portfolio and Smith, Barney
Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 46.

		(2)	Management Agreement between the Income and
Growth Portfolio and Smith, Barney Advisers,
Inc. is incorporated by reference to Post-
Effective Amendment No. 43.

(3) Management Agreement between U.S. Government
Securities Portfolio and Smith, Barney Advisers,
Inc. is incorporated by reference to Post-
Effective Amendment No. 43.



	(e)	(1)	Distribution Agreement between the Registrant
and Smith Barney, Harris Upham & Co.
Incorporated is incorporated by reference to
Exhibit 6(a) to Post-Effective Amendment No. 39.

(2) Distribution Agreement between Smith Barney
Funds, Inc. and Smith Barney Shearson Inc.

(3) Distribution Agreement with CFBDS, Inc. is incorporated by reference to Post-Effective
Amendment No. 63.

(4) Form of Distribution Agreement with Salomon
Smith Barney is filed herein.


	(f)		Not applicable.

	(g)		Custodian Agreement between Registrant and
Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective
Amendment No. 39.

	(h)	(1)	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is
incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 39.

(2) Form of Transfer Agency Agreement between the
Registrant and Citi Fiduciary Trust Company
(f/k/a Smith Barney Private Trust Company) is filed herein.

(3) Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Global Fund Services
(f/k/a First Data Investor Services Group, Inc.)
is filed herein.


	(i)		Not applicable.

	(j)	(1)	Auditors' Consent is filed herewith.
		(2)	Power of Attorney is filed herewith.

	(k)		Not applicable.

	(l)		Not applicable

	(m)	(1)	Amended Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Short-Term U.S. Treasury
Securities Portfolio is incorporated by
reference to Exhibit 15(h) to Post-Effective
Amendment No. 56.

		(2)	Amended Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Income and Growth
Portfolio is incorporated by reference to
Exhibit 15(j) to Post-Effective Amendment No.
56.

(3) Amended Plan of Distribution Pursuant to Rule
12b-1 on behalf of the U.S. Government
Securities Portfolio is incorporated by
reference to Exhibit 15(k) to Post-Effective
Amendment No. 56.

		(4)	Form of Amended and Restated Shareholder
Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 63.


(n) Financial Data Schedules are not applicable.


(o) Rule 18f-3 Plan is incorporated by reference to Post-
Effective Amendment No. 63.

(p) Code of Ethics filed herewith.

Item 24.	Persons Controlled by or under Common Control with
Registrant

		(None)

Item 25.	Indemnification

		Reference is made to Article SEVENTH, paragraph 7(e) of Registrant's Articles of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSB Citi Fund
Management LLC(Registrant's Adviser) and affiliated investment companies.


Item 26.	Business and other Connections of Investment Adviser


	Manager-Smith Barney Fund Management LLC (f/k/a SSB Citi Fund Management LLC)("Smith Barney Fund Management"). Smith Barney
Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund
Management is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

	Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Smith
Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of form ADV filed by Smith Barney Fund
Management pursuant to the Investment Advisers Act of 1940
(SEC File No. 801-8314).


Item 27.	Principal Underwriters

a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following
Smith Barney funds: Smith Barney
Investment Series, Consulting Group Capital Markets Funds,
Greenwich
Street Series Fund, Smith Barney Adjustable Rate Government
Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc.,
Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney
Income Funds, Smith Barney Institutional Cash Management Fund,
Inc.,
Smith Barney Investment Funds Inc., Smith Barney Investment
Trust,
Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney
Municipal Money Market Fund, Inc., Smith Barney
Sector Series Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Core Fund, Inc., Smith
Barney Telecommunications Trust, Smith Barney Variable Account
Funds,
Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

(b)	(b)	The information required by this Item 27 with respect
to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.





Item 28.	Location of Accounts and Records
		All accounts, books and other documents of Registrant are maintained at the offices of:

(1) With respect to the Registrant's Investment Adviser:
Smith Barney Fund Management LLC (f/k/a SSB Citi Fund
Management LLC)
	7 World Trade Center
	New York, New York 10048

(2) With respect to the Registrant's Custodian:
PFPC Trust Company
	8800 Tinicum Boulevard
	Philadelphia, Pennsylvania 19153

(2) With respect to the Registrant's Transfer Agent:
Citi Fiduciary Trust Company
125 Broad Street
New York, New York 10004

(4)	With respect to the Registrant's Sub-Transfer Agent:
PFPC Global Fund Services
	P.O. Box 9699
	Providence, Rhode Island 02940-9699




Item 29.	Management Services

		Not applicable

Item 30.	Undertakings

		(a) Not applicable

		(b) Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the questions of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

		(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.


	SIGNATURES PRIVATE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 26th day of April, 2001.

							SMITH BARNEY FUNDS, INC.

						BY /s/ Heath B. McLendon
Heath B. McLendon, Chief
Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	               Date

 /s/ Heath B. McLendon      	Director, Chairman,  April 26,
2001
(Heath B. McLendon)	President and Chief
	Executive Officer

/s/ Lee Abraham*	Director		 April 26, 2001
(Lee Abraham)

/s/ Allan J. Bloostein*	Director		 April 26, 2001
(Allan J. Bloostein)

/s/ Jane Dasher*	Director		 April 26, 2001
(Jane Dasher)

/s/ Donald R. Foley*          	Director			April 26, 2001
(Donald R. Foley)

/s/ Richard E. Hanson, Jr.*	Director		 April 26, 2001
(Richard E. Hanson, Jr.)

/s/ Paul Hardin*                 Director			April 26, 2001
(Paul Hardin III)

/s/ Roderick C. Rasmussen *	 Director			April 26, 2001
(Roderick C. Rasmussen)

/s/ John P. Toolan*             Director		 April 26, 2001
(John P. Toolan)

/s/ Lewis E. Daidone        	Treasurer     April 26, 2001
(Lewis E. Daidone)	and Principal
	Financial Officer



*By:  /s/ Christina T. Sydor  		April 26, 2001
      Christina T. Sydor
      Pursuant to Power of Attorney
      Previously filed


EXHIBITS

(e)	(4)	Form of Distribution Agreement with Salomon Smith
Barney
(h)	(2)	Form of Transfer Agency Agreement
(h)	(3)	Form of Sub-Transfer Agency Agreement
(j)	(1)	Consent of Independent Auditors
 	(2)	Power of Attorney
Cover